As filed with the Securities and Exchange Commission on December 14, 2004.
Registrations Nos.

333-93059
811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 20	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment 119	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:

Diane N. Ledger Pacific Life Insurance Company P.O. Box 9000 Newport Beach, CA 92658-9030	Ruth Epstein, Esq. Dechert LLP 1775 Eye Street, N.W. Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on _____________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Innovations and Pacific Innovations Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A
Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC INNOVATIONS AND AN OVERVIEW OF PACIFIC INNOVATIONS SELECT

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements; FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC INNOVATIONS AND AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC INNOVATIONS AND AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal

AN OVERVIEW OF PACIFIC INNOVATIONS AND AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Choosing Your Annuity Option, — Your Annuity Payments, — Death Benefits; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC INNOVATIONS; AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Choosing Your Annuity Option, — Your Annuity Payment, — Death Benefits; OTHER OPTIONAL RIDERS; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions.

8	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS

9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC INNOVATIONS AND AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC INNOVATIONS AND AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 333-93059, Accession No. 0000892569-04-000565 filed on April 30, 2004, Accession No. 0000892569-04-000585 filed on May 3, 2004, Accession No. 0000892569-04-000639 filed on May 6, 2004, Accession No. 0000892569-04-000764 filed on June 29, 2004, Accession No. 0000892569-04-000828 filed on July 23, 2004, and Accession No. 0000892569-04-000882 filed on October 15, 2004, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 333-93059, Accession No. 0000892569-04-000565 filed on April 30, 2004, Accession No. 0000892569-04-000585 filed on May 3, 2004, Accession No. 0000892569-04-000639 filed on May 6, 2004, Accession No. 0000892569-04-000764 filed on June 29, 2004, Accession No. 0000892569-04-000828 filed on July 23, 2004, and Accession No. 0000892569-04-000882 filed on October 15, 2004, and incorporated by reference herein.)

Supplement dated December 30, 2004 to the Prospectus dated May 1, 2004 for the Pacific Innovations variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2004. The changes described in this supplement to the Prospectus are effective February 1, 2005, except as otherwise indicated below.

This supplement changes the Prospectus as follows:

The optional Guaranteed Income Advantage 5 (GIA 5) Rider, where available, is only available for purchase until the GIA Plus Rider is available in your state. All references to the GIA 5 Rider in the Prospectus and SAI shall be subject to this disclosure.

The optional Guaranteed Income Advantage II (GIA II) Rider, where available, is only available for purchase until the GIA Plus Rider is available in your state. All references to the GIA II Rider in the Prospectus and SAI shall be subject to this disclosure.

All references to I-Net TollkeeperSM are replaced with the following:

Concentrated Growth

(formerly called I-Net TollkeeperSM)

HOW YOUR INVESTMENTS ARE ALLOCATED – Portfolio Optimization section is replaced with the following:

Portfolio Optimization

The Service. Portfolio Optimization is an asset allocation service that we offer at no additional charge for use within this variable annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For your variable annuity, Portfolio Optimization can help with decisions about how you should allocate your Contract Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of our Portfolio Optimization service, we have developed several asset allocation models (“Portfolio Optimization Models” or “Models”), each based on different profiles of an investor’s willingness to accept investment risk. If you decide to subscribe to the Portfolio Optimization service and select one of the Portfolio Optimization Models, your initial Purchase Payment (in the case of a new application) or Contract Value, as applicable, will be allocated to the Investment Options according to the Model you select. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly, unless you instruct us otherwise in writing. If you choose, you can rebalance your Contract Value quarterly, semi-annually, or annually, to maintain the current allocations of your Portfolio Optimization Model, since changes in the net asset values of the underlying Portfolios in each Model will alter your asset allocation over time. If you also allocate part of your Purchase Payment or Contract Value that is not currently included in your Model and you elect periodic rebalancing, such amounts will not be considered when rebalancing. If you subscribe to Portfolio Optimization and elect periodic rebalancing, only the Investment Options within your Model will be rebalanced.

We serve as investment adviser for the Portfolio Optimization service in connection with the development of the Portfolio Optimization Models and periodic updates of the Models. On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated, as discussed below. If you subscribe to Portfolio Optimization, we will automatically reallocate your Contract Value or Purchase Payments, as applicable, in accordance with the Model you select as it is updated from time to time based on discretionary authority that you grant to us, unless you instruct us otherwise. For more information on our role as investment adviser for the Portfolio Optimization service, please contact Pacific Life to obtain a copy of our brochure from our Form ADV, the SEC investment adviser registration form. In developing and periodically updating the Portfolio Optimization Models, we currently retain an independent third-party analytical firm. We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

The Portfolio Optimization Models. We offer five asset allocation models, each comprised of a carefully selected combination of Investment Options (reflecting the underlying Portfolios of Pacific Select Fund). Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as “mean-variance optimization.” Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

Periodic Updates of the Portfolio Optimization Model and Notices of Updates. Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When your Portfolio Optimization Model is updated, we will automatically reallocate your Contract Value (and Subsequent Purchase Payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Investment Options in which you are invested, will automatically change and your Contract Value (and Subsequent Purchase Payments, if applicable) will be automatically reallocated among the Investment Options in your updated Model (independently of any automatic rebalancing you may have selected). We require that you grant us discretionary investment authority to periodically reallocate your Contract Value (and Subsequent Purchase Payments, if applicable) in accordance with the updated version of the Portfolio Optimization Model you have selected, if you wish to participate in Portfolio Optimization. If your Contract was purchased through Smith Barney, now known as Citigroup Global Markets Inc., or through Citicorp Investment Services (Citicorp), you must contact your registered representative if you want to move to a new Model after the annual analysis.

When we update the Portfolio Optimizations Models, we will send you written notice of the updated Models at least 30 days in advance of the date we intend the updated version of the Model to be effective. You should carefully review these notices. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Contract Value (or Subsequent Purchase Payments, if applicable) will be reallocated in accordance with the updated Model automatically. If you do not wish to accept the changes to your selected Model, you can change to a different Model or withdraw from the Portfolio Optimization service. Some of the riders available under the Contract require you to participate in an asset allocation service. If you purchased any of these riders, such riders will terminate if you withdraw from Portfolio Optimization or allocate any portion of your subsequent Purchase Payments or Contract Value to an Investment Option that is not currently included in your Model (as more fully described in each rider).

Selecting a Portfolio Optimization Model. If you choose to subscribe to the Portfolio Optimization service, you need to determine which Portfolio Optimization Model is best for you. Pacific Life will not make this decision. You should consult with your registered representative on this decision. Your registered representative can help you determine which Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your registered representative to determine if you should change Models to keep up with changes in your personal circumstances. Your registered representative can assist you in completing the proper forms to subscribe to the Portfolio Optimization service or to change to a different Model. You may, in consultation with your registered representative, utilize analytical tools made available by Pacific Life, including an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. Your responses can be analyzed using the service available on the Pacific Life website. While the information from the Pacific Life website may assist you, it is your decision, in consultation with your registered representative, to select a Model or to change to a different Model, and Pacific Life bears no responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Quarterly Reports. If you select a Portfolio Optimization Model, you will be sent a quarterly performance report that provides information about the Investment Options within your selected Model, in addition to your usual quarterly statement. Information concerning the current Models is described below.

Risks. Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your Contract Value could be better or worse by participating in a Portfolio Optimization Model than if you had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of your investment and the frequency of automatic rebalancing may affect performance. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are designed to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

Pacific Life may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one Portfolio may provide a higher advisory fee to Pacific Life than another Portfolio, and provide Pacific Life with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, Pacific Life may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions. As adviser to Pacific Select Fund, we monitor performance of the Portfolios, and may, from time to time, recommend to the Fund’s Board of Trustees a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed. We do not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). We believe our use of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for us to be influenced by these competing interests, but there can be no assurance of this.

Pacific Life is under no contractual obligation to continue this service and has the right to terminate or change the Portfolio Optimization service at any time.

The Models. Below we present information on the Portfolio Optimization Models. You should review this information carefully before selecting or changing a Model.

Investor Profile

Model A		Model B		Model C		Model D		Model E

You are looking for a relatively stable investment and require investments that generate some level of income.		Your focus is on keeping pace with inflation. Income generating investment and capital appreciation are desired.		You want the opportunity for long- term moderate growth.		You want an investment that is geared for growth and are willing to accept above average risk.		You are an aggressive investor and can tolerate short-term market swings.
Shorter Investment Horizon < -------------------------------------------------------------------------------------------------- > Longer Investment Horizon Investor Objective

Primarily preservation of capital		Moderate Growth		Steady growth in asset values		Moderately high growth in asset values		High growth in asset values
Risk Characteristics

There may be some losses in the values of the investment as asset values fluctuate.		There may be some losses in the values of the investment from year to year.		There will probably be some losses in the values of the underlying investments from year to year. Fluctuations in value should be less than those of the overall stock markets.		There will probably be some losses in the values of the underlying investments from year to year. Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.		There will probably be some losses in the values of the underlying investments from year to year. Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.
Lower Risk < -------------------------------------------------------------------------------------------------- > Higher Risk Asset Class Exposure

Cash	20%	Cash	12%	Cash	5%	Cash	0%	Cash	0%

Bonds	57%	Bonds	45%	Bonds	35%	Bonds	21%	Bonds	4%

Domestic Stocks	18%	Domestic Stocks	32%	Domestic Stocks	44%	Domestic Stocks	58%	Domestic Stocks	68%

International Stocks	5%	International Stocks	11%	International Stocks	16%	International Stocks	21%	International Stocks	28%
Portfolio Optimization Model Allocations as of May 7, 2004

Money Market	15%	Money Market	3%	Short Duration Bond	10%	Short Duration Bond	5%	Managed Bond	2%

Short Duration Bond	23%	Short Duration Bond	19%	Inflation Managed	11%	Inflation Managed	7%	Large-Cap Value	14%

Inflation Managed	11%	Inflation Managed	12%	Managed Bond	13%	Managed Bond	7%	Blue Chip	17%

Managed Bond	21%	Managed Bond	16%	High Yield Bond	3%	Large-Cap Value	14%	Diversified Research	2%

High Yield Bond	6%	High Yield Bond	4%	Main Street Core	8%	Blue Chip	16%	Comstock	4%

Equity Income	2%	Equity Income	3%	Large-Cap Value	14%	Diversified Research	2%	Mid-Cap Value	5%

Main Street Core	3%	Main Street Core	5%	Blue Chip	8%	Comstock	4%	Capital Opportunities	5%

Large-Cap Value	9%	Large-Cap Value	10%	Comstock	3%	Mid-Cap Value	6%	Real Estate	5%

Blue Chip	3%	Blue Chip	6%	Mid-Cap Value	4%	Capital Opportunities	4%	Small-Cap Index	3%

Small-Cap Value	2%	Comstock	3%	Growth LT	4%	Real Estate	3%	Small-Cap Value	6%

Intl. Value	5%	Mid-Cap Value	3%	Small-Cap Index	3%	Small-Cap Index	3%	Growth LT	5%

		Small-Cap Value	2%	Small-Cap Value	2%	Small-Cap Value	3%	Aggressive Equity	3%

		Growth LT	2%	Intl. Value	7%	Growth LT	4%	Intl. Value	12%

		Intl. Value	8%	Intl. Large-Cap	8%	Intl. Value	9%	Intl. Large-Cap	13%

		Intl. Large-Cap	4%	Emerging Markets	2%	Intl. Large-Cap	10%	Emerging Markets	4%

						Emerging Markets	3%
Less Volatile < -------------------------------------------------------------------------------------------------- > More Volatile

AN OVERVIEW OF PACIFIC INNOVATIONS is amended by adding the following:

Guaranteed Income Advantage Plus (GIA Plus) Rider

The optional GIA Plus Rider offers a minimum fixed income payout, plus the ability to lock in market gains and withdraw money each year. Subject to state availability, the optional GIA Plus Rider offers a guaranteed income annuity option when an asset allocation program established and maintained by us for the GIA Plus Rider is used. You may buy the GIA Plus Rider on the Contract Date or on any Contract Anniversary. The GIA Plus Rider may not be available. Ask your registered representative about its current availability.

If you buy the GIA Plus Rider within sixty (60) days after the Contract Date or within thirty (30) days after a Contract Anniversary, we will make the Effective Date of the GIA Plus Rider coincide with that Contract Date or Contract Anniversary.

You should consult a qualified adviser for complete information and advice before purchasing the GIA Plus Rider.

There may be adverse consequences to taking a loan while this Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you.

The GIA Plus Rider is called the Guaranteed Income Annuity (GIA) Rider in the Contract’s Rider.

Income Access Plus Rider

The optional Income Access Plus Rider lets you withdraw up to 5% of your investments per year, lock in market gains, and may provide a credit which increases your protected amount. Subject to state availability, the optional Income Access Plus Rider offers you during the accumulation period, the ability to withdraw up to 5% of a Protected Payment Base (usually Purchase Payments) and provides an Income Access Credit of 6% to your Protected Payment Base and Remaining Protected Balance for up to a five year period (provided you do not take any withdrawals during this period), when used with an asset allocation program established and maintained by us. You may buy this Rider on the Contract date or on any Contract Anniversary.

The Rider also provides for an additional option (the “Reset”) on any Contract Anniversary beginning with the third (3rd) anniversary of the Rider Effective Date or most recent Reset Date and may include an increase in the charges (up to a maximum of 1.20%) associated with the Rider. The Income Access Plus Rider may not be available. Ask your registered representative about its current availability. (Protected Payment Base, Remaining Protected Balance, Income Access Credit, Reset, and Reset Date are described in the OTHER OPTIONAL RIDERS – INCOME ACCESS PLUS RIDER section in this supplement).

If you buy the Rider within sixty (60) days after the Contract Date or within thirty (30) days after a Contract Anniversary, we will make the Effective Date of the Rider coincide with that Contract Date or Contract Anniversary.

You should consult a qualified advisor for complete information and advice before purchasing the Income Access Plus Rider or electing the Reset provision available under the Rider.

There may be adverse consequences to taking a loan while this Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you.

The Income Access Plus Rider is called the Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.

The Periodic Expenses section is amended by adding the following:

•	Guaranteed Income Advantage Plus (GIA Plus) Rider Charge	0.50% [13]
•	Income Access Plus Rider Charge	1.20% [14]

The following Footnotes are added to the Periodic Expenses section:

[13]	If you buy the GIA Plus Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary and when you make a full withdrawal if the Rider is in effect on that date, or if the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

[14]	If you buy the Income Access Plus Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. The 1.20% Charge is the maximum charge allowable under the terms and conditions of the Rider. Currently, the annual Charge for the Rider is 0.40%. Under the terms and conditions of the Rider, the annual Charge will remain the same while the Rider is in effect, unless you elect the optional Reset provision provided under the Rider. The Charge if you purchase the Rider will also be shown on the Rider in your Contract. We will waive the annual Charge if the Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

The Minimum and Maximum expense percentages in the Pacific Select Fund Annual Operating Expenses table are replaced with the following:

Total Annual Pacific Select Fund Operating Expenses[1]	Minimum	Maximum
Expenses that are deducted from the Fund’s assets, including advisory fees, 12b-1 distribution expenses and other expenses	0.30%	1.29%

The footnote to the Total Annual Pacific Select Fund Operating Expenses section is amended by adding the following:

The expense information has been restated to reflect fees that will be effective on February 1, 2005.

The Examples section is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the combination of optional Riders whose cumulative expenses totaled more than any other combination of optional Riders), Separate Account annual expenses, and maximum and minimum Portfolio fees and expenses for the year ended December 31, 2003, and to reflect fees that will be effective on February 1, 2005. Premium taxes and/or other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,444	$2,598	$3,088	$5,976
Minimum*	$987	$1,269	$944	$2,047

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,444	$1,878	$3,088	$5,976
Minimum*	$987	$549	$944	$2,047

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$634	$1,878	$3,088	$5,976
Minimum*	$177	$549	$944	$2,047

* In calculating the examples above, we used the maximum and minimum total operating expenses of all of the Portfolios as shown in the Fees And Expenses Paid By The Fund section of the Fund’s Prospectus adjusted to reflect fees that will be effective on February 1, 2005. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see the Fund’s Prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

YOUR INVESTMENT OPTIONS is amended as follows:

Effective January 1, 2005, the disclosure regarding the Growth LT portfolio is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Growth LT	Long-term growth of capital.	Equity securities of companies of any size.	Janus Capital Management LLC

Effective February 1, 2005, the I-Net TollkeeperSM will change its name to the Concentrated Growth Portfolio and the disclosure regarding I-Net TollkeeperSM is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Concentrated Growth (formerly called I-Net TollkeeperSM )	Long-term growth of capital.	Equity securities selected for their growth potential.	Goldman Sachs Asset Management

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS is amended by adding the following:

Purchasing the Guaranteed Income Advantage Plus (GIA Plus) Rider (Optional)

You may purchase the GIA Plus Rider (subject to state availability) on the Contract Date or on any Contract Anniversary.

You may purchase the GIA Plus Rider only if:

•	the age of each Annuitant is eighty (80) years or younger on the date the Rider is purchased, and
•	the entire Contract Value is invested according to an asset allocation program established and maintained by us for this Rider.

Except as otherwise provided below, the GIA Plus Rider will remain in effect until the earlier of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for the Rider,
•	the day we receive notification from you to terminate the Rider,
•	the day of the first death of an Owner or the date of death of the sole surviving Annuitant,
•	the date the Contract is terminated in accordance with the terms of the Contract, or
•	the Annuity Date.

Upon your request, the GIA Plus Rider may be terminated at any time. If your request to terminate the GIA Plus Rider is received at our Service Center within thirty (30) days after a Contract Anniversary, the GIA Plus Rider will terminate on that Contract Anniversary. If your request to terminate the GIA Plus Rider is received at our Service Center more than thirty (30) days after a Contract Anniversary, the GIA Plus Rider will terminate the day we receive the request.

If the GIA Plus Rider is terminated, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of the termination before the GIA Plus Rider may be purchased again (if available). In addition, you cannot switch from the GIA 5 or GIA II Riders to the GIA Plus Rider on the same Contract Anniversary. You must wait one (1) year from the Effective Date of termination of the GIA 5 or GIA II Riders before the GIA Plus Rider may be purchased.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

Purchasing the Income Access Plus Rider (Optional)

Subject to state availability, you may purchase the optional Income Access Plus Rider on the Contract Date or on any Contract Anniversary if:

•	the age of each Annuitant is eighty five (85) years or younger on the date of purchase, and
•	your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,
•	the day the Remaining Protected Balance is reduced to zero,
•	the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,
•	the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below, or
•	the Annuity Date.

The Contract and the Rider will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provisions of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract and the Rider will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

If this Rider is terminated as a result of having any portion of the Contract Value no longer invested according to an asset allocation program established and maintained by us, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination before this Rider may be purchased again (if available). In addition, you cannot switch from the Income Access Rider to the Income Access Plus Rider on the same Contract Anniversary. You must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination of the Income Access Rider before the Income Access Plus Rider may be purchased.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

CHARGES, FEES AND DEDUCTIONS is amended by adding the following:

Guaranteed Income Advantage Plus (GIA Plus) Annual Charge (Optional Rider)

If you purchase the GIA Plus Rider (subject to state availability), we will deduct a GIA Annual Charge (“Charge”) for expenses related to the GIA Plus Rider. The annual Charge is equal to 0.50% multiplied by the greater of the Guaranteed Income Base or the Contract Value on the Contract Anniversary (Guaranteed Income Base is described in the OTHER OPTIONAL RIDERS – INCOME ACCESS PLUS RIDER section in this supplement). The Charge for a Contract Year will be deducted on the Contract Anniversary following that Contract Year.

We will deduct the Charge from your Investment Options on a proportionate basis:

•	on each Contract Anniversary the GIA Plus Rider remains in effect, and
•	if the GIA Plus Rider is terminated.

If the GIA Plus Rider is terminated on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value. The full annual charge will be based on the greater of the Guaranteed Income Base or the Contract Value on that Contract Anniversary. If the GIA Plus Rider is terminated on a day other than a Contract Anniversary, we will prorate the annual Charge to the date of termination. The prorated Charge amount will be based on the greater of the Guaranteed Income Base or the Contract Value as of the day the Rider terminates. The prorated Charge will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the GIA Plus Rider terminates. We will waive the annual charge if the GIA Plus Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

Any portion of the Charge we deduct from any fixed option will not be greater than the annual interest credited in excess of 3%.

Income Access Plus Annual Charge (Optional Rider)

If you purchase the Income Access Plus Rider (subject to state availability), we will deduct, annually, an Income Access Plus Charge (“Charge”) from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The annual Charge is equal to 0.40% multiplied by your Contract Value on the Contract Anniversary. The annual Charge for a Contract Year will be deducted on the Contract Anniversary following that Contract Year.

If the Rider terminates on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates on a day other than a Contract Anniversary the Charge will be prorated to the date of termination. The prorated annual Charge will be deducted based on the Contract Value as of the day the Rider terminates. The prorated Charge will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the Rider terminates. We will waive the annual Charge if the Rider terminates due to death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

The annual Charge percentage may change if you elect the optional Reset provision in the Rider, but will never be more than the annual Charge percentage being charged for new issues of this same Rider and will not be more than a maximum annual Charge percentage of 1.20%. If you do not elect the optional Reset, your annual Charge percentage will remain the same as it was on the Effective Date of the Rider.

Any portion of the annual Charge we deduct from a fixed option will not be greater than the annual interest credited in excess of 3%.

The following sections

Earnings Enhancement Guarantee (EEG) Annual Charge (Optional Rider)
Guaranteed Protection Advantage 5 (GPA 5) Annual Charge (Optional Rider)
Guaranteed Protection Advantage (GPA) Annual Charge (Optional Rider)
Guaranteed Income Advantage II (GIA II) Annual Charge (Optional Rider)
Guaranteed Income Advantage 5 (GIA 5) Annual Charge (Optional Rider)
Income Access Annual Charge (Optional Rider)

are amended by adding:

If the effective date of termination of the Rider or Contract is on a day other than the Contract Anniversary, any Charge imposed for the Rider will be prorated to the effective date of termination.

RETIREMENT BENEFITS AND OTHER PAYOUTS – Choosing Your Annuity Date

is amended by adding the following:

In accordance with recent changes in laws and regulations, required minimum distributions may be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution under the Contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

WITHDRAWALS – Optional Withdrawals is amended by replacing the first paragraph of the Amount Available for Withdrawal subsection with the following:

The amount available for withdrawal is your Net Contract Value at the end of the Business Day on which your withdrawal request is effective, less any applicable optional Rider Charges, withdrawal charge, withdrawal transaction fee, and any charge for premium taxes and/or other taxes. The amount we send to you (your “withdrawal proceeds”) will also reflect any required or requested federal and state income tax withholding. See the FEDERAL TAX STATUS and THE GENERAL ACCOUNT – Withdrawals and Transfers sections of this Prospectus.

OTHER OPTIONAL RIDERS is amended by adding the following:

GUARANTEED INCOME ADVANTAGE PLUS (GIA PLUS) RIDER

If you purchase the optional GIA Plus Rider (subject to state availability), you may, prior to the Annuity Date, choose any of the Annuity Options described in your Contract, or you may choose the GIA Plus Annuity Option provided this Rider has been in effect for at least ten (10) years from its Effective Date. If you choose the GIA Plus Annuity Option, you must choose fixed annuity payments and the entire amount available for annuitization at the time you convert to the GIA Plus Annuity Option must be annuitized. The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an effective annual interest rate of 2.0% and the 1996 US Annuity 2000 Mortality Table with the age set back eight (8) years.

Annuity Payments – The annuity payments that may be elected under the GIA Plus Annuity Option are:

•	Life Only,

•	Life with 10 years or more Period Certain,

•	Joint and Survivor Life, or

•	20 years or more Period Certain.

The Rider contains annuity tables for each GIA Plus Annuity Option available.

On the Annuity Date, the Net Amount applied to the annuity payments under the GIA Plus Annuity Option will be equal to the greater of the Guaranteed Income Base on that day or the GIA Plus Step-Up Value on that day, less the following:

•	applicable withdrawal charges resulting from the conversion to the GIA Plus Annuity Option,
•	applicable annual charges for expenses related to other optional benefit riders attached to the Contract that are in effect as of the Annuity Date, and
•	charges for premium taxes and/or other taxes.

If you elect the GIA Plus Annuity Option, the waiver of withdrawal charges as described in the Contract will not apply. (See OTHER OPTIONAL RIDERS – Withdrawal Charges section in this supplement)

Initial Values – The Guaranteed Income Base, GIA Plus Withdrawal Base, GIA Plus Withdrawal Amount and GIA Plus Step-Up Value are values used in determining the Net Amount applied on the Annuity Date to provide payments under the GIA Plus Annuity Option.

The initial values are determined on the Rider Effective Date as follows:

•	if this Rider is effective on the Contract Date, the Guaranteed Income Base and GIA Plus Withdrawal Base are equal to the initial Purchase Payment.

•	if this Rider is effective on a Contract Anniversary, the Guaranteed Income Base and GIA Plus Withdrawal Base are equal to the Contract Value on that day.
•	the GIA Plus Withdrawal Amount for the Contract Year beginning on the Rider Effective Date is equal to 5% of the GIA Plus Withdrawal Base.
•	the GIA Plus Step-Up Value is equal to the Contract Value on the Rider Effective Date.

The GIA Plus Withdrawal Base and GIA Plus Withdrawal Amount after the Rider Effective Date are recalculated only on each subsequent Contract Anniversary.

Subsequent Values – The Guaranteed Income Base, GIA Plus Withdrawal Base, GIA Plus Withdrawal Amount and GIA Plus Step-Up Value after the Rider Effective Date are determined as follows:

Guaranteed Income Base – On any day after the Rider Effective Date, the Guaranteed Income Base is equal to:

•	the Guaranteed Income Base on the prior day, multiplied by a daily factor of 1.000133680 which is equivalent to increasing the Guaranteed Income Base at an annual growth rate of 5%, plus
•	Purchase Payments received by us on that day, less
•	adjustments for withdrawals made on that day.

The adjustment for each withdrawal is calculated by multiplying the Guaranteed Income Base immediately prior to the withdrawal by the percentage decrease in Contract Value as a result of the withdrawal.

However, on each Contract Anniversary after the Rider Effective Date, if there is at least one withdrawal during the prior Contract Year and the cumulative withdrawals for that Contract Year do not exceed the sum of:

•	the GIA Plus Withdrawal Amount for that Contract Year, and
•	any remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount,

the Guaranteed Income Base as of that Contract Anniversary will be reset to equal:

•	the Guaranteed Income Base on the Rider Effective Date or prior Contract Anniversary, whichever is later, increased at an annual growth rate of 5%, plus
•	the amount of any subsequent Purchase Payments received by us during the prior Contract Year, each increased at an annual growth rate of 5% from the effective date of that Purchase Payment, less
•	the amount of cumulative withdrawals during the prior Contract Year.

The 5% annual growth rate will stop accruing as of the earlier of:

•	the Contract Anniversary prior to the youngest Annuitant’s 81st birthday, or
•	the day this Rider terminates.

GIA Plus Withdrawal Base – On each Contract Anniversary after the Rider Effective Date, the GIA Plus Withdrawal Base is equal to:

•	the GIA Plus Withdrawal Base determined on the Rider Effective Date, plus
•	the amount of any subsequent Purchase Payments received by us after the Rider Effective Date, up through the day immediately prior to that Contract Anniversary.

GIA Plus Withdrawal Amount – On each Contract Anniversary after the Rider Effective Date, the GIA Plus Withdrawal Amount for the Contract Year beginning on that Contract Anniversary is equal to 5% of the GIA Plus Withdrawal Base as of that Contract Anniversary.

GIA Plus Step-Up Value – On any day after the Rider Effective Date, the GIA Plus Step-Up Value is equal to:

•	the GIA Plus Step-Up Value as of the prior day, plus
•	Purchase Payments received by us on that day, less
•	adjustment for withdrawals made on that day.

The adjustment for each withdrawal is calculated by multiplying the GIA Plus Step-Up Value immediately prior to the withdrawal by the percentage decrease in Contract Value as a result of that withdrawal.

On any Contract Anniversary after the Rider Effective Date and prior to the youngest Annuitant’s 81st birthday, the GIA Plus Step-Up Value is set equal to the greater of:

•	the Contract Value as of that Contract Anniversary, or
•	the GIA Plus Step-Up Value immediately prior to that Contract Anniversary.

The GIA Plus Step-Up Value will then be adjusted for any Purchase Payments or withdrawals on that Contract Anniversary in accordance with the first paragraph of this subsection.

The GIA Plus Step-Up Value on each Contract Anniversary on and after the youngest Annuitant’s 81st birthday is equal to the GIA Plus Step-Up Value immediately prior to that Contract Anniversary.

Partial Conversion of Net Contract Value for Annuity Payments – If a portion of the Net Contract Value (Contract Value less Contract Debt) is converted to provide payments under an Annuity Option described in the Contract at any time before you annuitize under the GIA Plus Annuity Option, the amount converted will be considered a “Withdrawal” for purposes of determining withdrawal adjustments to the Guaranteed Income Base and GIA Plus Step-Up Value. A withdrawal charge may also apply.

Limitation on Subsequent Purchase Payments – For purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the first (1st) Contract Anniversary to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Sample Calculations – Hypothetical sample calculations are in the attached APPENDIX B: GUARANTEED INCOME ADVANTAGE PLUS RIDER SAMPLE CALCULATIONS to the Prospectus. The examples provided are based on certain hypothetical assumptions and are for example purposes only. They are not intended to serve as projections of future investment returns.

INCOME ACCESS PLUS RIDER

If you purchase the Income Access Plus Rider (subject to state availability), on any day this Rider allows for withdrawals up to the Protected Payment Amount, regardless of market performance, until the Remaining Protected Balance is reduced to zero (0). This Rider also provides for an amount (an “Income Access Credit”) to be added to the Protected Payment Base and Remaining Protected Balance.

In addition, on any Contract Anniversary beginning with the third (3rd) Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value on that Contract Anniversary.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges and charges for premium taxes and/or other taxes, if applicable. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract.

Protected Payment Amount – The maximum amount that can be withdrawn each Contract Year under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or
•	the Remaining Protected Balance as of that day.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider.

Income Access Credit – An amount added to the Protected Payment Base and Remaining Protected Balance.

Reset Date – Any Contract Anniversary beginning with the third (3rd) Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, on which you elect to Reset the remaining Protected Balance to an amount equal to 100% of the Contract Value, determined as of that Contract Anniversary.

Initial Values – The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	Initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or
•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Subsequent Purchase Payments – If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Income Access Credit – On each Contract Anniversary after the Rider Effective Date, an Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and
•	that Contract Anniversary is prior to the sixth (6th) Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Income Access Credit is equal to 6% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and
•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Income Access Credit is added.

Once a withdrawal has occurred, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless you elect to reset the Remaining Protected Balance.

Income Access Credits will not increase your cost basis and when distributed, may be recognizable as taxable ordinary income.

Withdrawal of Protected Payment Amount – While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Remaining Protected Balance equals zero.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will adjust the Protected Payment Base and Remaining Protected Balance immediately following the withdrawal, to the lesser of:

•	the Contract Value immediately after the withdrawal, or
•	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount.

A withdrawal may not exceed the amount available for withdrawal under the Contract if such withdrawal would exceed the Protected Payment Amount.

If a withdrawal does not exceed the Protected Payment Amount and reduces the Contract Value to zero, the following will apply:

•	5% of the Protected Payment Base will be paid each year until the Remaining Protected Balance is reduced to zero. The payments will be made under a series of pre-authorized withdrawals under a payment frequency, as elected by you, but no less frequently than annually,
•	no additional Purchase Payments will be accepted under the Contract,
•	any Remaining Protected Balance will not be available for payment in a lump sum and may not be applied to provide payments under an Annuity Option, and
•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, any Remaining Protected Balance will be paid to the Beneficiary under the series of pre-authorized withdrawals and payment frequency then in effect at the time of the Owner’s or sole surviving Annuitant’s death.

Election to Reset Remaining Protected Balance – You may, on any Contract Anniversary beginning with the third (3rd) Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later, elect to reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value as of that Contract Anniversary.

The annual Charge percentage may change if you elect to reset the Remaining Protected Balance. However, the annual Charge percentage will never exceed the annual Charge percentage then in effect for new issues of this same Rider. If we are no longer issuing this Rider, any change in the annual Charge percentage will not result in an annual Charge percentage that exceeds the maximum annual Charge percentage (See CHARGES, FEES and DEDUCTIONS – Income Access Plus Rider).

On each Reset Date and after any Income Access Credit is applied, we will set the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value as of the Reset Date.

The election to reset the Remaining Protected Balance must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the reset is effective. Your election to reset the Remaining Protected Balance may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and Income Access Credit. We will provide you with written confirmation of your election.

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Income Access Credits, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date.

Sample Calculations – Hypothetical sample calculations are in the attached APPENDIX C: INCOME ACCESS PLUS RIDER SAMPLE CALCULATIONS to the Prospectus. The examples provided are based on certain hypothetical assumptions and are for example purposes only. The examples are not intended to serve as projections of future investment returns.

This section is amended as follows:

Withdrawal Charge

No sales charge is imposed on any Purchase Payment. Your Purchase Payments may, however, be subject to a withdrawal charge; this charge may apply to amounts you withdraw under your Contract prior to the Annuity Date, depending on the length of time each Purchase Payment has been invested and on the amount you withdraw. No withdrawal charge is imposed on:

•	death benefit proceeds, except as provided under the Amount of the Death Benefit: Death of a Contract Owner section, for certain non-natural Owners,

•	amounts converted after the first Contract Anniversary to a life contingent Annuity Option or an Annuity Option with a period certain of at least five years that is offered under the Contract,

•	withdrawals by Owners to meet the minimum distribution rules for Qualified Contracts as they apply to amounts held under the Contract,

•	subject to state variation, withdrawals after the first Contract Anniversary, if the Owner or Annuitant has been diagnosed with a medically determinable condition that results in a life expectancy of twelve (12) months or less and we are provided with medical evidence satisfactory to us, or

•	subject to medical evidence satisfactory to us, after 90 days from the Contract Date, full or partial withdrawals while the Owner or Annuitant has been confined to an accredited nursing home for 60 days or longer.

The waiver of withdrawal charges applies only to withdrawals made while the Owner or Annuitant is in a nursing home or within 90 days after the Owner or Annuitant leaves the nursing home. In addition, the nursing home confinement period for which you seek the waiver must begin after the Contract Date. In order to use this waiver, you must submit with your withdrawal request the following documents:

•	a physician’s note recommending the Owner or Annuitant’s admittance to a nursing home,

•	an admittance form which shows the type of facility the Owner or Annuitant entered, and

•	a bill from the nursing home which shows that the Owner or Annuitant met the 60 day nursing home confinement requirement.

An accredited nursing home is defined as a home or facility that:

•	is operating in accordance with the law of jurisdiction in which it is located,

•	is primarily engaged in providing, in addition to room and board, skilled nursing care under the supervision of a duly licensed physician,

•	provides continuous 24 hour a day nursing service by or under the supervision of a registered nurse, and

•	maintains a daily record of the patient.

Free Withdrawals

Subject to the amount available for withdrawal provisions as described in the withdrawal section during a Contract Year, you may withdraw free of withdrawal charge amounts up to your “Eligible Purchase Payments”. Qualified plans have special restrictions on withdrawals. For purposes of determining the free withdrawal amounts, withdrawals of mandatory required minimums from certain Qualified Plans are included within the calculations. See Special Restrictions Under Qualified Plans.

Eligible Purchase Payments include: 10% annually of your total Purchase Payments that have an “age” of less than four years; plus any remaining portion not withdrawn from the previous Contract Year’s Eligible Purchase Payments that are derived from Purchase Payments which have an “age” of less than four years; plus 100% of all Investments that have an “age” of four years or more. Once all Purchase Payments have been deemed withdrawn, any withdrawal will be deemed a withdrawal of your Earnings and will be free of the withdrawal charge. For those Contracts issued to a Charitable Remainder Trust (CRT), the amount available for withdrawal free of withdrawal charges during a Contract Year includes all Eligible Purchase Payments plus all Earnings even if all Purchase Payments have not been deemed withdrawn.

Example (Non-CRT)

Contract Year 1

You make an initial Purchase Payment of $100,000 and make no additional Purchase Payments over the next three Contract years. Your free withdrawal amount available in year 1 equals 10% of the total Purchase Payments made (10% of the total Purchase Payments of $100,000 equals $10,000.) If you withdraw $5,000, the remaining $5,000 of the free withdrawal amount not withdrawn in Contract Year 1 will be carried over to the next Contract Year.

Contract Year 2

Your free withdrawal amount for Contract Year 2 is equal to 10% of your total Purchase Payments still subject to the withdrawal charge plus any remaining free withdrawal amounts carried over from the previous Contract Year. (10% of $100,000 plus $5,000 equals $15,000) If no withdrawals are taken, the $15,000 free withdrawal amount not withdrawn in Contract Year 2 will be carried over to the next Contract Year.

Contract Year 3

Your free withdrawal amount for Contract Year 3 is equal to 10% of total Purchase Payments subject to the withdrawal charge plus any remaining free withdrawal amounts carried over from the previous Contract Year. (10% of $100,000 plus $15,000 equals $25,000) If you take a $15,000 withdrawal, the remaining $10,000 of the free withdrawal amount not taken in Contract Year 3 will not be carried over to the next Contract Year because the Purchase Payment will not be subject to the withdrawal charge and the entire amount remaining will be able to be withdrawn free of withdrawal charges.

How the Charge is Determined

The amount of the charge depends on how long each Purchase Payment was held under your Contract. Each Purchase Payment you make is considered to have a certain “age,” depending on the length of time since that Purchase Payment was effective. A Purchase Payment is “one year old” or has an “age of one” from the day it is effective until the beginning of the day preceding your next Contract Anniversary; beginning on the day preceding that Contract Anniversary, your Purchase Payment will have an “age of two”, and increases in age on the day preceding each Contract Anniversary. When you withdraw an amount subject to the withdrawal charge, the “age” of the Purchase Payment you withdraw determines the level of withdrawal charge as follows:

Withdrawal
Charge as a
Percentage
of the
Purchase
“Age” of Payment	Payments
in Years	Withdrawn

1	9%
2	8%
3	8%
4 or more	0%

We calculate your withdrawal charge by assuming your withdrawal is applied to Purchase Payments first and in the order your Purchase Payments were received. The withdrawal charge will be deducted proportionally among all investment Options from which the withdrawal occurs. If you do not specify Investment Options, your withdrawal will be made from all your Investment Options proportionately. We calculate withdrawal charges before any deductions for other charges due or taxes are made.

The withdrawal charge is designed to reimburse us for sales commissions and other expenses associated with the promotion and solicitation of offers for the Contracts, although we expect that our actual expenses will be greater than the amount of the withdrawal charge.

FEDERAL TAX STATUS – Loans is amended as follows:

The third paragraph in the Loan Terms subsection is replaced with the following:

If you purchase the GPA, GPA5, GIA II, GIA5, GIA Plus, Income Access, or the Income Access Plus Riders, there may be adverse consequences to taking a loan while these Riders are in effect. If you have an existing loan on your Contract, you should carefully consider whether these Riders are appropriate for you.

APPENDIX B: GUARANTEED INCOME ADVANTAGE PLUS RIDER SAMPLE CALCULATIONS is added:

GUARANTEED INCOME ADVANTAGE PLUS RIDER

SAMPLE CALCULATIONS

The numeric examples shown in this section are based on certain assumptions. They have been provided to assist in understanding the benefits provided by the Guaranteed Income Advantage Plus (“GIA Plus”) Rider, and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the

Annuity Date affect the values and benefits under this Rider over an extended period of time. These examples are not intended to serve as projections of future investment returns.

Example #1 – The initial values on the Rider Effective Date based on an Initial Purchase Payment of $100,000. The Initial Purchase Payment is assumed to be the Contract Value if the Rider Effective Date is on a Contract Anniversary.

Remaining
			Contract				GIA Plus	Dollar
	Purchase		Value	Guaranteed	GIA Plus	GIA Plus	Withdrawal	Amount of
Contract	Payments	Withdrawal	after	Income	Step-Up	Withdrawal	Amt. (GWA)	Prior Year’s
Years	Received	Amount	Activity	Base (GIB)	Value	Base (GWB)	(5% of GWB)	GWA

Beginning of Year 1	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	N/A

Example #2 – Subsequent Purchase Payment received during the first Contract Year and its effect on the values and balances under this Rider. This example assumes that no withdrawals have been made.

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during a Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

The Guaranteed Income Base prior to receipt of the Purchase Payment is assumed to have accumulated to $101,227. This amount is derived by multiplying each day’s Guaranteed Income Base by the daily factor of 1.000133680. As a result of the subsequent Purchase Payment, the Guaranteed Income Base is increased to $201,227 ($101,227 + $100,000). The Guaranteed Income Base will assume to accumulate to $208,727 at the next Contract Anniversary, by multiplying each day’s Guaranteed Income Base immediately after receipt of the subsequent Purchase Payment by the daily factor of 1.000133680.

The GIA Plus Step-Up Value prior to receipt of the Purchase Payment is $100,000. As a result of the subsequent Purchase Payment, the GIA Plus Step-Up Value is increased to $200,000 ($100,000 + $100,000). On the Contract Anniversary at the beginning of Contract Year 2, the Contract Value ($205,242) is greater than the GIA Plus Step-Up Value immediately prior to that Contract Anniversary ($200,000). As a result, the GIA Plus Step-Up Value as of that Contract Anniversary is equal to the Contract Value on that Contract Anniversary ($205,242).

The GIA Plus Withdrawal Base on the Contract Anniversary at the beginning of Contract Year 2 is equal to the GIA Plus Withdrawal Base on the Rider Effective Date ($100,000) plus cumulative Purchase Payments received after the Rider Effective Date ($100,000). As a result of the subsequent Purchase Payment, the GIA Plus Withdrawal Base on the Contract Anniversary at the beginning of Contract Year 2 is equal to $200,000 ($100,000 + $100,000).

The GIA Plus Withdrawal Amount for Contract Year 2 is determined on the Contract Anniversary at the beginning of Contract Year 2, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result of the subsequent Purchase Payment, the GIA Plus Withdrawal Amount for Contract Year 2 is equal to $10,000.

Since no withdrawals were made during Contract Year 1, the GIA Plus Withdrawal Amount for Contract Year 1 ($5,000) becomes the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 2.

Example #3 – Cumulative withdrawals during Contract Year 2 exceeding the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 2; and (b) the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 2. The withdrawal is assumed to result in a 10% reduction in the Contract Value.

Since the $20,830 withdrawal exceeded the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 2; and (b) the remaining dollar amount of the prior Contract’s Year’s GIA Plus Withdrawal Amount for Contract Year 2, the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3 is zero. Withdrawals are first applied to the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount, if any, until exhausted, then to the GIA Plus Withdrawal Amount for the current Contract Year, until exhausted.

The GIA Plus Withdrawal Amount for Contract Year 3 is determined on the Contract Anniversary at the beginning of Contract Year 3, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result, the GIA Plus Withdrawal Amount for Contract Year 3 is equal to $10,000. The GIA Plus Withdrawal Amount for any Contract Year will not be less than zero.

Immediately after the withdrawal, the Guaranteed Income Base and the GIA Plus Step-Up Value are reduced by the percentage decrease (10%) in Contract Value as a result of the withdrawal.

Since no subsequent Purchase Payments were received during Contract Year 2, the GIA Plus Withdrawal Base at the beginning of Contract Year 3 remains unchanged.

Example #4 – Cumulative withdrawals during Contract Year 3 not exceeding the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar value of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3.

Because cumulative withdrawals for Contract Year 3 did not exceed the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3, the Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 4 is calculated as follows:

Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 3:	$197,247
Increased at an annual rate of 5% to the Contract Anniversary at the beginning of Contract Year 4:	+ $9,862
Reduced by the amount equal to the amount withdrawn in Contract Year 3:	- $8,000

Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 4:	$199,109

Since no subsequent Purchase Payments were received during Contract Year 3, the GIA Plus Withdrawal Base at the beginning of Contract Year 4 remains unchanged.

The GIA Plus Withdrawal Amount for Contract Year 4 is determined on the Contract Anniversary at the beginning of Contract Year 4, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result, the GIA Plus Withdrawal Amount for Contract Year 4 is equal to $10,000.

Because cumulative withdrawals for Contract Year 3 did not exceed the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar value of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3; the dollar amount of the GIA Plus Withdrawal Amount for Contact Year 3 remaining ($2,000) becomes the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 4.

Example #5 – Rider values on each Contract Anniversary based on an Initial Purchase Payment of $100,000 paid on the Contract Date. The values further assume that no subsequent Purchase Payments are received and no withdrawals are taken during the first ten (10) Contract Years after the Rider Effective Date. The Initial Purchase Payment is assumed to be the Contract Value if the Rider is effective on a Contract Anniversary.

					GIA Plus
Beginning			GIA Plus	GIA Plus	Withdrawal	Remaining Dollar
of Contract	Contract Value	Guaranteed	Step-Up	Withdrawal	Amt. (GWA)	Amount of
Year	after Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)	Prior Year’s GWA

1	$100,000	$100,000	$100,000	$100,000	$5,000	N/A
2	$103,000	$105,000	$103,000	$100,000	$5,000	$5,000
3	$106,090	$110,250	$106,090	$100,000	$5,000	$5,000
4	$109,273	$115,763	$109,273	$100,000	$5,000	$5,000
5	$112,551	$121,551	$112,551	$100,000	$5,000	$5,000
6	$115,927	$127,628	$115,927	$100,000	$5,000	$5,000
7	$112,450	$134,010	$115,927	$100,000	$5,000	$5,000
8	$109,076	$140,710	$115,927	$100,000	$5,000	$5,000
9	$105,804	$147,746	$115,927	$100,000	$5,000	$5,000
10	$102,630	$155,133	$115,927	$100,000	$5,000	$5,000
11	$99,551	$162,889	$115,927	$100,000	$5,000	$5,000

Example #6 – Rider values on each Contract Anniversary based on an Initial Purchase Payment of $100,000 paid on the Contract Date. The values further assume that no subsequent Purchase Payments are received and withdrawals of $5,000 are taken each Contract Year for the first ten (10) Contract Years after the Rider Effective Date. The Initial Purchase Payment is assumed to be the Contract Value if the Rider is effective on a Contract Anniversary.

					GIA Plus
Beginning			GIA Plus	GIA Plus	Withdrawal	Remaining Dollar
of Contract	Contract Value	Guaranteed	Step-Up	Withdrawal	Amt. (GWA)	Amount of
Year	after Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)	Prior Year’s GWA

1	$100,000	$100,000	$100,000	$100,000	$5,000	N/A
2	$97,926	$100,000	$97,926	$100,000	$5,000	$0
3	$95,789	$100,000	$95,789	$100,000	$5,000	$0
4	$93,588	$100,000	$93,588	$100,000	$5,000	$0
5	$91,321	$100,000	$91,321	$100,000	$5,000	$0
6	$88,986	$100,000	$88,986	$100,000	$5,000	$0
7	$81,392	$100,000	$83,910	$100,000	$5,000	$0
8	$74,026	$100,000	$78,676	$100,000	$5,000	$0
9	$66,881	$100,000	$73,280	$100,000	$5,000	$0
10	$59,950	$100,000	$67,718	$100,000	$5,000	$0
11	$53,227	$100,000	$61,983	$100,000	$5,000	$0

Should the Contract annuitize immediately after the Rider has been in effect for at least ten (10) years and the GIA Plus Annuity Option has been elected to provide such payments, the net amount applied on the Annuity Date as a single premium to provide the payments is equal to the greater of:

(a)	the Guaranteed Income Base; or
(b)	the GIA Plus Step-Up Value; less any:
(c)	applicable withdrawal charges resulting from the conversion to the GIA Plus Annuity Option;
(d)	applicable annual charges for expenses related to other optional benefit riders attached to the Contract that are in effect as of the Annuity Date; and
(e)	charges for premium taxes and/or other taxes.

Under Example #5, the net amount applied on the Annuity Date (the Contract Anniversary at the beginning of Contract Year 11) is equal to the Guaranteed Income Base ($162,889), as it is greater than the GIA Plus Step-Up Value ($115,927) as of the Annuity Date, less the amounts in (c), (d) and (e) above, if any.

Under Example #6, the net amount applied on the Annuity Date (the Contract Anniversary at the beginning of Contract Year 11) is equal to the Guaranteed Income Base ($100,000), as it is greater than the GIA Plus Step-Up Value ($61,983) as of the Annuity Date, less the amounts in (c), (d) and (e) above, if any.

APPENDIX C: INCOME ACCESS PLUS RIDER SAMPLE CALCULATIONS is added:

INCOME ACCESS PLUS RIDER

SAMPLE CALCULATIONS

The numeric examples shown in this section are based on certain assumptions. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. These examples are not intended to serve as projections of future investment returns.

Example #1 – Income Access Credit; No Subsequent Purchase Payments; No Withdrawals; No Reset in Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	No withdrawals taken.
•	No reset of the Remaining Protected Balance

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
3			$106,090	$6,000	$112,000	$5,600	$112,000
4			$109,273	$6,000	$118,000	$5,900	$118,000
5			$112,551	$6,000	$124,000	$6,200	$124,000
6			$115,927	$6,000	$130,000	$6,500	$130,000
7			$119,405	$0	$130,000	$6,500	$130,000
8			$122,987	$0	$130,000	$6,500	$130,000
9			$126,677	$0	$130,000	$6,500	$130,000
10			$130,477	$0	$130,000	$6,500	$130,000
11			$134,392	$0	$130,000	$6,500	$130,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 6, an Income Access Credit of $6,000 (6% of initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on each Contract Anniversary up to the Contract Anniversary at the beginning of Contract Year 6. As a result, on the Contract Anniversary at the beginning of Contract Year 6, the Protected Payment Base and Remaining Protected Balance are equal to $130,000 and the Protected Payment Amount is equal to $6,500 (5% of $130,000).

No Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary after the Contract Anniversary at the beginning of Contract Year 6, as no reset in the Remaining Protected Balance was assumed.

In addition to the Initial Purchase Payment, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $50,000 is received during Contract Year 2.
•	No withdrawals taken.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity	$50,000		$154,534		$156,000	$7,800	$156,000
3			$156,834	$9,000	$165,000	$8,250	$165,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Immediately after the $50,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $156,000 ($106,000 + $50,000). The Protected Payment Amount after the Purchase Payment is equal to $7,800 (5% of the Protected Payment Base after the Purchase Payment since there are no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 3, an Income Access Credit of $9,000 (6% of Initial Remaining Protected Balance plus 6% of the $50,000 subsequent Purchase Payment) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $165,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $8,250 (5% of the Protected Payment Base on that Contract Anniversary).

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	A withdrawal of $5,000 is taken during Contract Year 2.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity		$5,000	$99,534		$106,000	$300	$101,000
3			$101,016	$0	$106,000	$5,300	$101,000
4			$104,046	$0	$106,000	$5,300	$101,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Because the $5,000 withdrawal during Contract Year 2 does not exceed the Protected Payment Amount ($5,300):

(a)	the Protected Payment Base remains unchanged;
(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $101,000 ($106,000 – $5,000); and
(c)	the Protected Payment Amount is equal to $300 (5% of the Protected Payment Base after the withdrawal (5% of $106,000 = $5,300), less cumulative withdrawals during that Contract Year ($5,000)).

Since a withdrawal occurred during Contract Year 2, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Two separate withdrawals of $5,000 and $3,000 are taken during Contract Year 2.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity		$5,000	$99,534		$106,000	$300	$101,000
Activity		$3,000	$97,272		$97,272	$0	$97,272
3			$97,993	$0	$97,272	$4,864	$97,272
4			$100,933	$0	$97,272	$4,864	$97,272

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Because the $5,000 withdrawal during Contract Year 2 does not exceed the Protected Payment Amount ($5,300):

(a)	the Protected Payment Base remains unchanged;
(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $101,000 ($106,000 – $5,000); and
(c)	the Protected Payment Amount is equal to $300 (5% of the Protected Payment Base after the withdrawal (5% of $106,000 = $5,300), less cumulative withdrawals during that Contract Year ($5,000)).

Because the $3,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($3,000 > $300), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are adjusted to the lesser of:

(a)	the Contract Value immediately after the withdrawal ($97,272); or
(b)	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount ($101,000 – $3,000 = $98,000).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $97,272 = $4,864), less cumulative withdrawals during that Contract Year ($8,000), but not less than zero).

Since a withdrawal occurred during Contract Year 2, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #5 – Reset in Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	No withdrawals taken.
•	Reset in the Remaining Protected Balance at the Beginning of Contract Year 4.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$110,000	$6,000	$106,000	$5,300	$106,000
3			$121,000	$6,000	$112,000	$5,600	$112,000
4			$133,100	$6,000	$118,000	$5,900	$118,000
(Prior to Reset)
4			$133,100		$133,100	$6,655	$133,100
(After Reset)
5			$146,410	$7,986	$141,086	$7,054	$141,086

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

On the Contract Anniversary at the beginning of Contract Year 4, the Contract Value ($133,100) is greater than the Remaining Protected Balance ($118,000). With the reset in Remaining Protected Balance, the Protected Payment Base and Remaining Protected Balance are set equal to the Contract Value on that Contract Anniversary. As a result, the Protected Payment Amount is equal to $6,655 after the reset.

After the reset in Remaining Protected Balance, eligibility for any Income Access Credit will be based on the most recent Reset Date. That is, an Income Access Credit may be added to the Protected Payment Base and Remaining Protected Balance on up to five additional Contract Anniversaries if certain conditions are met.

The reset in Remaining Protected Balance may result in an increase in the annual Income Access Charge percentage.

The reset in Remaining Protected Balance may also result in a lower Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and Income Access Credit.

Supplement dated December 30, 2004 to the Prospectus dated May 1, 2004 for the Pacific Innovations Select variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2004. The changes described in this supplement to the Prospectus are effective February 1, 2005, except as otherwise indicated below.

This supplement changes the Prospectus as follows:

The optional Guaranteed Income Advantage 5 (GIA 5) Rider, where available, is only available for purchase until the GIA Plus Rider is available in your state. All references to the GIA 5 Rider in the Prospectus and SAI shall be subject to this disclosure.

The optional Guaranteed Income Advantage II (GIA II) Rider, where available, is only available for purchase until the GIA Plus Rider is available in your state. All references to the GIA II Rider in the Prospectus and SAI shall be subject to this disclosure.

The optional Guaranteed Income Advantage (GIA) Rider is only available for purchase until the GIA 5, GIA II, or GIA Plus Riders are available in your state. All references to the GIA Rider in the Prospectus and SAI shall be subject to this disclosure.

All references to I-Net TollkeeperSM are replaced with the following:

Concentrated Growth

(formerly called I-Net TollkeeperSM)

HOW YOUR INVESTMENTS ARE ALLOCATED – Portfolio Optimization section is replaced with the following:

Portfolio Optimization

The Service. Portfolio Optimization is an asset allocation service that we offer at no additional charge for use within this variable annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For your variable annuity, Portfolio Optimization can help with decisions about how you should allocate your Contract Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of our Portfolio Optimization service, we have developed several asset allocation models (“Portfolio Optimization Models” or “Models”), each based on different profiles of an investor’s willingness to accept investment risk. If you decide to subscribe to the Portfolio Optimization service and select one of the Portfolio Optimization Models, your initial Purchase Payment (in the case of a new application) or Contract Value, as applicable, will be allocated to the Investment Options according to the Model you select. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly, unless you instruct us otherwise in writing. If you choose, you can rebalance your Contract Value quarterly, semi-annually, or annually, to maintain the current allocations of your Portfolio Optimization Model, since changes in the net asset values of the underlying Portfolios in each Model will alter your asset allocation over time. If you also allocate part of your Purchase Payment or Contract Value that is not currently included in your Model and you elect periodic rebalancing, such amounts will not be considered when rebalancing. If you subscribe to Portfolio Optimization and elect periodic rebalancing, only the Investment Options within your Model will be rebalanced.

We serve as investment adviser for the Portfolio Optimization service in connection with the development of the Portfolio Optimization Models and periodic updates of the Models. On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated, as discussed below. If you subscribe to Portfolio Optimization, we will automatically reallocate your Contract Value or Purchase Payments, as applicable, in accordance with the Model you select as it is updated from time to time based on discretionary authority that you grant to us, unless you instruct us otherwise. For more information on our role as investment adviser for the Portfolio Optimization service, please contact Pacific Life to obtain a copy of our brochure from our Form ADV, the SEC investment adviser registration form. In developing and periodically updating the Portfolio Optimization Models, we currently retain an independent third-party analytical firm. We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

The Portfolio Optimization Models. We offer five asset allocation models, each comprised of a carefully selected combination of Investment Options (reflecting the underlying Portfolios of Pacific Select Fund). Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as “mean-variance optimization.” Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

Periodic Updates of the Portfolio Optimization Model and Notices of Updates. Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When your Portfolio Optimization Model is updated, we will automatically reallocate your Contract Value (and Subsequent Purchase Payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Investment Options in which you are invested, will automatically change and your Contract Value (and Subsequent Purchase Payments, if applicable) will be automatically reallocated among the Investment Options in your updated Model (independently of any automatic rebalancing you may have selected). We require that you grant us discretionary investment authority to periodically reallocate your Contract Value (and Subsequent Purchase Payments, if applicable) in accordance with the updated version of the Portfolio Optimization Model you have selected, if you wish to participate in Portfolio Optimization. If your Contract was purchased through Smith Barney, now known as Citigroup Global Markets Inc., or through Citicorp Investment Services (Citicorp), you must contact your registered representative if you want to move to a new Model after the annual analysis.

When we update the Portfolio Optimizations Models, we will send you written notice of the updated Models at least 30 days in advance of the date we intend the updated version of the Model to be effective. You should carefully review these notices. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Contract Value (or Subsequent Purchase Payments, if applicable) will be reallocated in accordance with the updated Model automatically. If you do not wish to accept the changes to your selected Model, you can change to a different Model or withdraw from the Portfolio Optimization service. Some of the riders available under the Contract require you to participate in an asset allocation service. If you purchased any of these riders, such riders will terminate if you withdraw from Portfolio Optimization or allocate any portion of your subsequent Purchase Payments or Contract Value to an Investment Option that is not currently included in your Model (as more fully described in each rider).

Selecting a Portfolio Optimization Model. If you choose to subscribe to the Portfolio Optimization service, you need to determine which Portfolio Optimization Model is best for you. Pacific Life will not make this decision. You should consult with your registered representative on this decision. Your registered representative can help you determine which Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your registered representative to determine if you should change Models to keep up with changes in your personal circumstances. Your registered representative can assist you in completing the proper forms to subscribe to the Portfolio Optimization service or to change to a different Model. You may, in consultation with your registered representative, utilize analytical tools made available by Pacific Life, including an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. Your responses can be analyzed using the service available on the Pacific Life website. While the information from the Pacific Life website may assist you, it is your decision, in consultation with your registered representative, to select a Model or to change to a different Model, and Pacific Life bears no responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Quarterly Reports. If you select a Portfolio Optimization Model, you will be sent a quarterly performance report that provides information about the Investment Options within your selected Model, in addition to your usual quarterly statement. Information concerning the current Models is described below.

Risks. Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your Contract Value could be better or worse by participating in a Portfolio Optimization Model than if you had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of your investment and the frequency of automatic rebalancing may affect performance. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are designed to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

Pacific Life may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one Portfolio may provide a higher advisory fee to Pacific Life than another Portfolio, and provide Pacific Life with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, Pacific Life may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions. As adviser to Pacific Select Fund, we monitor performance of the Portfolios, and may, from time to time, recommend to the Fund’s Board of Trustees a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed. We do not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). We believe our use of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for us to be influenced by these competing interests, but there can be no assurance of this.

Pacific Life is under no contractual obligation to continue this service and has the right to terminate or change the Portfolio Optimization service at any time.

The Models. Below we present information on the Portfolio Optimization Models. You should review this information carefully before selecting or changing a Model.

Investor Profile

Model A		Model B		Model C		Model D		Model E

You are looking for a relatively stable investment and require investments that generate some level of income.		Your focus is on keeping pace with inflation. Income generating investment and capital appreciation are desired.		You want the opportunity for long- term moderate growth.		You want an investment that is geared for growth and are willing to accept above average risk.		You are an aggressive investor and can tolerate short-term market swings.
Shorter Investment Horizon < -------------------------------------------------------------------------------------------------- > Longer Investment Horizon Investor Objective

Primarily preservation of capital		Moderate Growth		Steady growth in asset values		Moderately high growth in asset values		High growth in asset values
Risk Characteristics

There may be some losses in the values of the investment as asset values fluctuate.		There may be some losses in the values of the investment from year to year.		There will probably be some losses in the values of the underlying investments from year to year. Fluctuations in value should be less than those of the overall stock markets.		There will probably be some losses in the values of the underlying investments from year to year. Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.		There will probably be some losses in the values of the underlying investments from year to year. Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.
Lower Risk < -------------------------------------------------------------------------------------------------- > Higher Risk Asset Class Exposure

Cash	20%	Cash	12%	Cash	5%	Cash	0%	Cash	0%

Bonds	57%	Bonds	45%	Bonds	35%	Bonds	21%	Bonds	4%

Domestic Stocks	18%	Domestic Stocks	32%	Domestic Stocks	44%	Domestic Stocks	58%	Domestic Stocks	68%

International Stocks	5%	International Stocks	11%	International Stocks	16%	International Stocks	21%	International Stocks	28%
Portfolio Optimization Model Allocations as of May 7, 2004

Money Market	15%	Money Market	3%	Short Duration Bond	10%	Short Duration Bond	5%	Managed Bond	2%

Short Duration Bond	23%	Short Duration Bond	19%	Inflation Managed	11%	Inflation Managed	7%	Large-Cap Value	14%

Inflation Managed	11%	Inflation Managed	12%	Managed Bond	13%	Managed Bond	7%	Blue Chip	17%

Managed Bond	21%	Managed Bond	16%	High Yield Bond	3%	Large-Cap Value	14%	Diversified Research	2%

High Yield Bond	6%	High Yield Bond	4%	Main Street Core	8%	Blue Chip	16%	Comstock	4%

Equity Income	2%	Equity Income	3%	Large-Cap Value	14%	Diversified Research	2%	Mid-Cap Value	5%

Main Street Core	3%	Main Street Core	5%	Blue Chip	8%	Comstock	4%	Capital Opportunities	5%

Large-Cap Value	9%	Large-Cap Value	10%	Comstock	3%	Mid-Cap Value	6%	Real Estate	5%

Blue Chip	3%	Blue Chip	6%	Mid-Cap Value	4%	Capital Opportunities	4%	Small-Cap Index	3%

Small-Cap Value	2%	Comstock	3%	Growth LT	4%	Real Estate	3%	Small-Cap Value	6%

Intl. Value	5%	Mid-Cap Value	3%	Small-Cap Index	3%	Small-Cap Index	3%	Growth LT	5%

		Small-Cap Value	2%	Small-Cap Value	2%	Small-Cap Value	3%	Aggressive Equity	3%

		Growth LT	2%	Intl. Value	7%	Growth LT	4%	Intl. Value	12%

		Intl. Value	8%	Intl. Large-Cap	8%	Intl. Value	9%	Intl. Large-Cap	13%

		Intl. Large-Cap	4%	Emerging Markets	2%	Intl. Large-Cap	10%	Emerging Markets	4%

						Emerging Markets	3%
Less Volatile < -------------------------------------------------------------------------------------------------- > More Volatile

AN OVERVIEW OF PACIFIC INNOVATIONS SELECT is amended by adding the following:

Guaranteed Income Advantage Plus (GIA Plus) Rider

The optional GIA Plus Rider offers a minimum fixed income payout, plus the ability to lock in market gains and withdraw money each year. Subject to state availability, the optional GIA Plus Rider offers a guaranteed income annuity option when an asset allocation program established and maintained by us for the GIA Plus Rider is used. If you use our DCA Plus Program in conjunction with such an asset allocation program, you also will be considered to have met this requirement. You may buy the GIA Plus Rider on the Contract Date or on any Contract Anniversary. The GIA Plus Rider may not be available. Ask your registered representative about its current availability.

If you buy the GIA Plus Rider within sixty (60) days after the Contract Date or within thirty (30) days after a Contract Anniversary, we will make the Effective Date of the GIA Plus Rider coincide with that Contract Date or Contract Anniversary.

You should consult a qualified adviser for complete information and advice before purchasing the GIA Plus Rider.

There may be adverse consequences to taking a loan while this Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you.

The GIA Plus Rider is called the Guaranteed Income Annuity (GIA) Rider in the Contract’s Rider.

Income Access Plus Rider

The optional Income Access Plus Rider lets you withdraw up to 5% of your investments per year, lock in market gains, and may provide a credit which increases your protected amount. Subject to state availability, the optional Income Access Plus Rider offers you during the accumulation period, the ability to withdraw up to 5% of a Protected Payment Base (usually Purchase Payments) and provides an Income Access Credit of 6% to your Protected Payment Base and Remaining Protected Balance for up to a five year period (provided you do not take any withdrawals during this period), when used with an asset allocation program established and maintained by us. If you use our DCA Plus program in conjunction with such an asset allocation program, you also will be considered to have met this requirement. You may buy this Rider on the Contract date or on any Contract Anniversary.

The Rider also provides for an additional option (the “Reset”) on any Contract Anniversary beginning with the third (3rd) anniversary of the Rider Effective Date or most recent Reset Date and may include an increase in the charges (up to a maximum of 1.20%) associated with the Rider. The Income Access Plus Rider may not be available. Ask your registered representative about its current availability. (Protected Payment Base, Remaining Protected Balance, Income Access Credit, Reset, and Reset Date are described in the OTHER OPTIONAL RIDERS – INCOME ACCESS PLUS RIDER section in this supplement.)

If you buy the Rider within sixty (60) days after the Contract Date or within thirty (30) days after a Contract Anniversary, we will make the Effective Date of the Rider coincide with that Contract Date or Contract Anniversary.

You should consult a qualified advisor for complete information and advice before purchasing the Income Access Plus Rider or electing the Reset provision available under the Rider.

There may be adverse consequences to taking a loan while this Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you.

The Income Access Plus Rider is called the Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.

The Periodic Expenses section is amended by adding the following:

• Guaranteed Income Advantage Plus (GIA Plus) Rider Charge	0.50%[13]

• Income Access Plus Rider Charge	1.20%[14]

The following Footnotes are added to the Periodic Expenses section:

[13]	If you buy the GIA Plus Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary and when you make a full withdrawal if the Rider is in effect on that date, or if the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

[14]	If you buy the Income Access Plus Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. The 1.20% Charge is the maximum charge allowable under the terms and conditions of the Rider. Currently, the annual Charge for the Rider is 0.40%. Under the terms and conditions of the Rider, the annual Charge will remain the same while the Rider is in effect, unless you elect the optional Reset provision provided under the Rider. The Charge if you purchase the Rider will also be shown on the Rider in your Contract. We will waive the annual Charge if the Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

The Minimum and Maximum expense percentages in the Pacific Select Fund Annual Operating Expenses table are replaced with the following:

Total Annual Pacific Select Fund Operating Expenses [1]	Minimum	Maximum
Expenses that are deducted from the Fund’s assets, including advisory fees, 12b-1 distribution expenses and other expenses	0.30%	1.29%

The footnote to the Total Annual Pacific Select Fund Operating Expenses section is amended by adding the following:

The expense information has been restated to reflect fees that will be effective on February 1, 2005.

The Examples section is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the combination of optional Riders whose cumulative expenses totaled more than any other combination of optional Riders), Separate Account annual expenses, and maximum and minimum Portfolio fees and expenses for the year ended December 31, 2003, and to reflect fees that will be effective on February 1, 2005. Premium taxes and/or other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,289	$2,305	$3,192	$6,139
Minimum*	$832	$985	$1,073	$2,312

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,289	$1,945	$3,192	$6,139
Minimum*	$832	$625	$1,073	$2,312

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$659	$1,945	$3,192	$6,139
Minimum*	$202	$625	$1,073	$2,312

* In calculating the examples above, we used the maximum and minimum total operating expenses of all of the Portfolios as shown in the Fees And Expenses Paid By The Fund section of the Fund’s Prospectus adjusted to reflect fees that will be effective on February 1, 2005. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see the Fund’s Prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

YOUR INVESTMENT OPTIONS is amended as follows:

Effective January 1, 2005, the disclosure regarding the Growth LT portfolio is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Growth LT	Long-term growth of capital.	Equity securities of companies of any size.	Janus Capital Management LLC

Effective February 1, 2005, the I-Net TollkeeperSM will change its name to the Concentrated Growth Portfolio and the disclosure regarding I-Net TollkeeperSM is replaced with the following:

		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Concentrated Growth (formerly called I-Net TollkeeperSM )	Long-term growth of capital.	Equity securities selected for their growth potential.	Goldman Sachs Asset Management

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS is amended by adding the following:

Purchasing the Guaranteed Income Advantage Plus (GIA Plus) Rider (Optional)

You may purchase the GIA Plus Rider (subject to state availability) on the Contract Date or on any Contract Anniversary.

You may purchase the GIA Plus Rider only if:

•	the age of each Annuitant is eighty (80) years or younger on the date the Rider is purchased, and
•	the entire Contract Value is invested according to an asset allocation program established and maintained by us for this Rider. If you use our DCA Plus program in conjunction with such an asset allocation program, you will be considered to have met this requirement.

Except as otherwise provided below, the GIA Plus Rider will remain in effect until the earlier of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for the Rider,
•	the day we receive notification from you to terminate the Rider,
•	the day of the first death of an Owner or the date of death of the sole surviving Annuitant,
•	the date the Contract is terminated in accordance with the terms of the Contract, or
•	the Annuity Date.

Upon your request, the GIA Plus Rider may be terminated at any time. If your request to terminate the GIA Plus Rider is received at our Service Center within thirty (30) days after a Contract Anniversary, the GIA Plus Rider will terminate on that Contract Anniversary. If your request to terminate the GIA Plus Rider is received at our Service Center more than thirty (30) days after a Contract Anniversary, the GIA Plus Rider will terminate the day we receive the request.

If the GIA Plus Rider is terminated, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of the termination before the GIA Plus Rider may be purchased again (if available). In addition, you cannot switch from the GIA, GIA 5 or GIA II Riders to the GIA Plus Rider on the same Contract Anniversary. You must wait one (1) year from the Effective Date of termination of the GIA, GIA 5 or GIA II Riders before the GIA Plus Rider may be purchased.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

Purchasing the Income Access Plus Rider (Optional)

Subject to state availability, you may purchase the optional Income Access Plus Rider on the Contract Date or on any Contract Anniversary if:

•	the age of each Annuitant is eighty five (85) years or younger on the date of purchase, and
•	your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect. If you use our DCA Plus program in conjunction with such an asset allocation program, you will be considered to have met this requirement.

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,
•	the day the Remaining Protected Balance is reduced to zero,
•	the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,
•	the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below, or
•	the Annuity Date.

The Contract and the Rider will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provisions of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the

Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract and the Rider will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

If this Rider is terminated as a result of having any portion of the Contract Value no longer invested according to an asset allocation program established and maintained by us, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination before this Rider may be purchased again (if available). In addition, you cannot switch from the Income Access Rider to the Income Access Plus Rider on the same Contract Anniversary. You must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination of the Income Access Rider before the Income Access Plus Rider may be purchased.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

CHARGES, FEES AND DEDUCTIONS is amended by adding the following:

Guaranteed Income Advantage Plus (GIA Plus) Annual Charge (Optional Rider)

If you purchase the GIA Plus Rider (subject to state availability), we will deduct a GIA Annual Charge (“Charge”) for expenses related to the GIA Plus Rider. The annual Charge is equal to 0.50% multiplied by the greater of the Guaranteed Income Base or the Contract Value on the Contract Anniversary (Guaranteed Income Base is described in the OTHER OPTIONAL RIDERS – INCOME ACCESS PLUS RIDER section in this supplement). The Charge for a Contract Year will be deducted on the Contract Anniversary following that Contract Year.

We will deduct the Charge from your Investment Options on a proportionate basis:

•	on each Contract Anniversary the GIA Plus Rider remains in effect, and
•	if the GIA Plus Rider is terminated.

If the GIA Plus Rider is terminated on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value. The full annual charge will be based on the greater of the Guaranteed Income Base or the Contract Value on that Contract Anniversary. If the GIA Plus Rider is terminated on a day other than a Contract Anniversary, we will prorate the annual Charge to the date of termination. The prorated Charge amount will be based on the greater of the Guaranteed Income Base or the Contract Value as of the day the Rider terminates. The prorated Charge will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the GIA Plus Rider terminates. We will waive the annual charge if the GIA Plus Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

Any portion of the Charge we deduct from any fixed option will not be greater than the annual interest credited in excess of 3%.

Income Access Plus Annual Charge (Optional Rider)

If you purchase the Income Access Plus Rider (subject to state availability), we will deduct, annually, an Income Access Plus Charge (“Charge”) from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The annual Charge is equal to 0.40% multiplied by your Contract Value on the Contract Anniversary. The annual Charge for a Contract Year will be deducted on the Contract Anniversary following that Contract Year.

If the Rider terminates on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates on a day other than a Contract Anniversary the Charge will be prorated to the date of termination. The prorated annual Charge will be deducted based on the Contract Value as of the day the Rider terminates. The prorated Charge will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the Rider terminates. We will waive the annual Charge if the Rider terminates due to death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

The annual Charge percentage may change if you elect the optional Reset provision in the Rider, but will never be more than the annual Charge percentage being charged for new issues of this same Rider and will not be more than a maximum annual Charge percentage of 1.20%. If you do not elect the optional Reset, your annual Charge percentage will remain the same as it was on the Effective Date of the Rider.

Any portion of the annual Charge we deduct from a fixed option will not be greater than the annual interest credited in excess of 3%.

The following sections

Earnings Enhancement Guarantee (EEG) Annual Charge (Optional Rider)
Guaranteed Protection Advantage 5 (GPA 5) Annual Charge (Optional Rider)
Guaranteed Protection Advantage (GPA) Annual Charge (Optional Rider)
Guaranteed Income Advantage II (GIA II) Annual Charge (Optional Rider)
Guaranteed Income Advantage 5 (GIA 5) Annual Charge (Optional Rider)
Guaranteed Income Advantage (GIA) Annual Charge (Optional Rider), and
Income Access Annual Charge (Optional Rider)

are amended by adding:

If the effective date of termination of the Rider or Contract is on a day other than the Contract Anniversary, any Charge imposed for the Rider will be prorated to the effective date of termination.

RETIREMENT BENEFITS AND OTHER PAYOUTS – Choosing Your Annuity Date

is amended by adding the following:

In accordance with recent changes in laws and regulations, required minimum distributions may be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution under the Contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

WITHDRAWALS - Optional Withdrawals is amended by replacing the first paragraph of the Amount Available for Withdrawal subsection with the following:

The amount available for withdrawal is your Net Contract Value at the end of the Business Day on which your withdrawal request is effective, less any applicable optional Rider Charges, withdrawal charge, withdrawal transaction fee, and any charge for premium taxes and/or other taxes. The amount we send to you (your “withdrawal proceeds”) will also reflect any required or requested federal and state income tax withholding. See the FEDERAL TAX STATUS and THE GENERAL ACCOUNT - Withdrawals and Transfers sections of this Prospectus.

OTHER OPTIONAL RIDERS is amended by adding the following:

GUARANTEED INCOME ADVANTAGE PLUS (GIA PLUS) RIDER

If you purchase the optional GIA Plus Rider (subject to state availability), you may, prior to the Annuity Date, choose any of the Annuity Options described in your Contract, or you may choose the GIA Plus Annuity Option provided this Rider has been in effect for at least ten (10) years from its Effective Date. If you choose the GIA Plus Annuity Option, you must choose fixed annuity payments and the entire amount available for annuitization at the time you convert to the GIA Plus Annuity Option must be annuitized. The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an effective annual interest rate of 2.0% and the 1996 US Annuity 2000 Mortality Table with the age set back eight (8) years.

Annuity Payments – The annuity payments that may be elected under the GIA Plus Annuity Option are:

•	Life Only,

•	Life with 10 years or more Period Certain,

•	Joint and Survivor Life, or

•	20 years or more Period Certain.

The Rider contains annuity tables for each GIA Plus Annuity Option available.

On the Annuity Date, the Net Amount applied to the annuity payments under the GIA Plus Annuity Option will be equal to the greater of the Guaranteed Income Base on that day or the GIA Plus Step-Up Value on that day, less the following:

•	applicable withdrawal charges resulting from the conversion to the GIA Plus Annuity Option,
•	applicable annual charges for expenses related to other optional benefit riders attached to the Contract that are in effect as of the Annuity Date, and
•	charges for premium taxes and/or other taxes.

If you elect the GIA Plus Annuity Option, the waiver of withdrawal charges as described in the Contract will not apply. (See OTHER OPTIONAL RIDERS – Withdrawal Charges section in this supplement).

Initial Values – The Guaranteed Income Base, GIA Plus Withdrawal Base, GIA Plus Withdrawal Amount and GIA Plus Step-Up Value are values used in determining the Net Amount applied on the Annuity Date to provide payments under the GIA Plus Annuity Option.

The initial values are determined on the Rider Effective Date as follows:

•	if this Rider is effective on the Contract Date, the Guaranteed Income Base and GIA Plus Withdrawal Base are equal to the initial Purchase Payment.
•	if this Rider is effective on a Contract Anniversary, the Guaranteed Income Base and GIA Plus Withdrawal Base are equal to the Contract Value on that day.
•	the GIA Plus Withdrawal Amount for the Contract Year beginning on the Rider Effective Date is equal to 5% of the GIA Plus Withdrawal Base.
•	the GIA Plus Step-Up Value is equal to the Contract Value on the Rider Effective Date.

The GIA Plus Withdrawal Base and GIA Plus Withdrawal Amount after the Rider Effective Date are recalculated only on each subsequent Contract Anniversary.

Subsequent Values – The Guaranteed Income Base, GIA Plus Withdrawal Base, GIA Plus Withdrawal Amount and GIA Plus Step-Up Value after the Rider Effective Date are determined as follows:

Guaranteed Income Base – On any day after the Rider Effective Date, the Guaranteed Income Base is equal to:

•	the Guaranteed Income Base on the prior day, multiplied by a daily factor of 1.000133680 which is equivalent to increasing the Guaranteed Income Base at an annual growth rate of 5%, plus
•	Purchase Payments received by us on that day, less
•	adjustments for withdrawals made on that day.

The adjustment for each withdrawal is calculated by multiplying the Guaranteed Income Base immediately prior to the withdrawal by the percentage decrease in Contract Value as a result of the withdrawal.

However, on each Contract Anniversary after the Rider Effective Date, if there is at least one withdrawal during the prior Contract Year and the cumulative withdrawals for that Contract Year do not exceed the sum of:

•	the GIA Plus Withdrawal Amount for that Contract Year, and
•	any remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount,

the Guaranteed Income Base as of that Contract Anniversary will be reset to equal:

•	the Guaranteed Income Base on the Rider Effective Date or prior Contract Anniversary, whichever is later, increased at an annual growth rate of 5%, plus
•	the amount of any subsequent Purchase Payments received by us during the prior Contract Year, each increased at an annual growth rate of 5% from the effective date of that Purchase Payment, less
•	the amount of cumulative withdrawals during the prior Contract Year.

The 5% annual growth rate will stop accruing as of the earlier of:

•	the Contract Anniversary prior to the youngest Annuitant’s 81st birthday, or
•	the day this Rider terminates.

GIA Plus Withdrawal Base – On each Contract Anniversary after the Rider Effective Date, the GIA Plus Withdrawal Base is equal to:

•	the GIA Plus Withdrawal Base determined on the Rider Effective Date, plus
•	the amount of any subsequent Purchase Payments received by us after the Rider Effective Date, up through the day immediately prior to that Contract Anniversary.

GIA Plus Withdrawal Amount – On each Contract Anniversary after the Rider Effective Date, the GIA Plus Withdrawal Amount for the Contract Year beginning on that Contract Anniversary is equal to 5% of the GIA Plus Withdrawal Base as of that Contract Anniversary.

GIA Plus Step-Up Value – On any day after the Rider Effective Date, the GIA Plus Step-Up Value is equal to:

•	the GIA Plus Step-Up Value as of the prior day, plus
•	Purchase Payments received by us on that day, less
•	adjustment for withdrawals made on that day.

The adjustment for each withdrawal is calculated by multiplying the GIA Plus Step-Up Value immediately prior to the withdrawal by the percentage decrease in Contract Value as a result of that withdrawal.

On any Contract Anniversary after the Rider Effective Date and prior to the youngest Annuitant’s 81st birthday, the GIA Plus Step-Up Value is set equal to the greater of:

•	the Contract Value as of that Contract Anniversary, or
•	the GIA Plus Step-Up Value immediately prior to that Contract Anniversary.

The GIA Plus Step-Up Value will then be adjusted for any Purchase Payments or withdrawals on that Contract Anniversary in accordance with the first paragraph of this subsection.

The GIA Plus Step-Up Value on each Contract Anniversary on and after the youngest Annuitant’s 81st birthday is equal to the GIA Plus Step-Up Value immediately prior to that Contract Anniversary.

Partial Conversion of Net Contract Value for Annuity Payments – If a portion of the Net Contract Value (Contract Value less Contract Debt) is converted to provide payments under an Annuity Option described in the Contract at anytime before you annuitize under the GIA Plus Annuity Option, the amount converted will be considered a “Withdrawal” for purposes of determining withdrawal adjustments to the Guaranteed Income Base and GIA Plus Step-Up Value. A withdrawal charge may also apply.

Limitation on Subsequent Purchase Payments – For purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the first (1st) Contract Anniversary to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Sample Calculations – Hypothetical sample calculations are in the attached APPENDIX B: GUARANTEED INCOME ADVANTAGE PLUS RIDER SAMPLE CALCULATIONS to the Prospectus. The examples provided are based on certain hypothetical assumptions and are for example purposes only. They are not intended to serve as projections of future investment returns.

INCOME ACCESS PLUS RIDER

If you purchase the Income Access Plus Rider (subject to state availability), on any day this Rider allows for withdrawals up to the Protected Payment Amount, regardless of market performance, until the Remaining Protected Balance is reduced to zero (0). This Rider also provides for an amount (an “Income Access Credit”) to be added to the Protected Payment Base and Remaining Protected Balance.

In addition, on any Contract Anniversary beginning with the third (3rd) Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value on that Contract Anniversary.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges and charges for premium taxes and/or other taxes, if applicable. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract.

Protected Payment Amount – The maximum amount that can be withdrawn each Contract Year under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider.

Income Access Credit – An amount added to the Protected Payment Base and Remaining Protected Balance.

Reset Date – Any Contract Anniversary beginning with the third (3rd) Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, on which you elect to Reset the remaining Protected Balance to an amount equal to 100% of the Contract Value, determined as of that Contract Anniversary.

Initial Values – The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	Initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or
•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Subsequent Purchase Payments – If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Income Access Credit – On each Contract Anniversary after the Rider Effective Date, an Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and
•	that Contract Anniversary is prior to the sixth (6th) Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Income Access Credit is equal to 6% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and
•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Income Access Credit is added.

Once a withdrawal has occurred, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless you elect to reset the Remaining Protected Balance.

Income Access Credits will not increase your cost basis and when distributed, may be recognizable as taxable ordinary income.

Withdrawal of Protected Payment Amount – While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Remaining Protected Balance equals zero.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will adjust the Protected Payment Base and Remaining Protected Balance immediately following the withdrawal, to the lesser of:

•	the Contract Value immediately after the withdrawal, or
•	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount.

A withdrawal may not exceed the amount available for withdrawal under the Contract if such withdrawal would exceed the Protected Payment Amount.

If a withdrawal does not exceed the Protected Payment Amount and reduces the Contract Value to zero, the following will apply:

•	5% of the Protected Payment Base will be paid each year until the Remaining Protected Balance is reduced to zero. The payments will be made under a series of pre-authorized withdrawals under a payment frequency, as elected by you, but no less frequently than annually,
•	no additional Purchase Payments will be accepted under the Contract,
•	any Remaining Protected Balance will not be available for payment in a lump sum and may not be applied to provide payments under an Annuity Option, and
•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, any Remaining Protected Balance will be paid to the Beneficiary under the series of pre-authorized withdrawals and payment frequency then in effect at the time of the Owner’s or sole surviving Annuitant’s death.

Election to Reset Remaining Protected Balance – You may, on any Contract Anniversary beginning with the third (3rd) Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later, elect to reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value as of that Contract Anniversary.

The annual Charge percentage may change if you elect to reset the Remaining Protected Balance. However, the annual Charge percentage will never exceed the annual Charge percentage then in effect for new issues of this same Rider. If we are no longer issuing this Rider, any change in the annual Charge percentage will not result in an annual Charge percentage that exceeds the maximum annual Charge percentage. (See CHARGES, FEES and DEDUCTIONS – Income Access Plus Rider)

On each Reset Date and after any Income Access Credit is applied, we will set the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value as of the Reset Date.

The election to reset the Remaining Protected Balance must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the reset is effective. Your election to reset the Remaining Protected Balance may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and Income Access Credit. We will provide you with written confirmation of your election.

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Income Access Credits, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date.

Sample Calculations – Hypothetical sample calculations are in the attached APPENDIX C: INCOME ACCESS PLUS RIDER SAMPLE CALCULATIONS to the Prospectus. The examples provided are based on certain hypothetical assumptions and are for example purposes only. The examples are not intended to serve as projections of future investment returns.

This section is amended by adding the following:

Withdrawal Charge

No sales charge is imposed on any Purchase Payment. Your Purchase Payments may, however, be subject to a withdrawal charge. This charge may apply to amounts you withdraw under your Contract prior to the Annuity Date, depending on the length of time each Purchase Payment has been invested and on the amount you withdraw. No withdrawal charge is imposed on:

•	death benefit proceeds, except as provided under the Amount of the Death Benefit: Death of a Contract Owner section for certain non-natural owners,

•	amounts converted after the first Contract Anniversary to a life contingent Annuity Option or an Annuity Option with a period certain of at least five years that is offered under the Contract,

•	withdrawals by Owners to meet the minimum distribution rules for Qualified Contracts as they apply to amounts held under the Contract,

•	subject to medical evidence satisfactory to us, after the first Contract Anniversary, full or partial withdrawals if the Owner or Annuitant has been diagnosed with a medically determinable condition that results in a life expectancy of twelve (12) months or less, or

•	subject to medical evidence satisfactory to us, after 90 days from the Contract Date, full or partial withdrawals while the Owner or Annuitant has been confined to an accredited nursing home for 60 days or longer.

The waiver of withdrawal charges applies only to withdrawals made while the Owner or Annuitant is in a nursing home or within 90 days after the Owner or Annuitant leaves the nursing home. In addition, the nursing home confinement period for which you seek the waiver must begin after the Contract Date. In order to use this waiver, you must submit with your withdrawal request the following documents:

•	a physician’s note recommending the Owner or Annuitant’s admittance to a nursing home,

•	an admittance form which shows the type of facility the Owner or Annuitant entered, and

•	a bill from the nursing home which shows that the Owner or Annuitant met the 60 day nursing home confinement requirement.

An accredited nursing home is defined as a home or facility that:

•	is operating in accordance with the law of jurisdiction in which it is located,

•	is primarily engaged in providing, in addition to room and board, skilled nursing care under the supervision of a duly licensed physician, and

•	provides continuous 24 hour a day nursing service by or under the supervision of a registered nurse, and maintains a daily record of the patient.

Free Withdrawals

Subject to the amount available for withdrawal provisions as described in the withdrawal section, we will not impose a withdrawal charge on withdrawals of your Earnings, or on withdrawals of Purchase Payments held under your Contract for at least three Contract Years. In addition, during each Contract Year we will not impose a withdrawal charge on your withdrawal of up to 10% of your remaining Purchase Payments at the beginning of the Contract Year that would otherwise be subject to the withdrawal charge plus up to 10% of any additional Purchase Payments received during the Contract Year. Our calculations of the withdrawal charge deduct this “free 10%” from your “oldest” Purchase Payment that is still otherwise subject to the charge. For purposes of determining the free withdrawal amounts, withdrawal of mandatory required minimums from certain Qualified Plans are included within the calculations.

Example: You make an initial Purchase Payment of $10,000 in Contract Year 1, and additional Purchase Payments of $1,000 and $6,000 in Contract Year 2. Your Contract Value in Contract Year 3 is $19,000 which includes $2,000 in Earnings. In Contract Year 3, you may withdraw $3,700 free of the withdrawal charges (your total Purchase Payments were $17,000, so 10% of that total equals $1,700, plus you had $2,000 of Earnings). After your withdrawal, your Contract Value is $15,300 (all attributable to your prior Purchase Payments). If, in Contract Year 4, your Contract Value equals $12,500; you may withdraw $9,000 [$8,300 (remaining amount of your initial $10,000 Purchase Payment that in Contract Year 4 is free of withdrawal charges) plus $700 (10% of $7,000 additional Purchase Payments)].

How the Charge is Determined

The amount of the charge depends on how long each Purchase Payment was held under your Contract. Each Purchase Payment you make is considered to have a certain “age,” depending on the length of time since that Purchase Payment was effective. A Purchase Payment is “one year old” or has an “age of one” from the day it is effective until the beginning of the day preceding your next Contract Anniversary; beginning on the day preceding that Contract Anniversary, your Purchase Payment will have an “age of two”, and increases in age on the day preceding each Contract Anniversary. When you withdraw an amount subject to the withdrawal charge, the “age” of the Purchase Payments you withdraw determines the level of withdrawal charge as follows:

Withdrawal Charge as a
percentage of the
“Age” of Payment	Purchase Payment
in Years	withdrawn

1	7%
2	6%
3	4%
4 or more	0%

We calculate your withdrawal charge by assuming that your Earnings are withdrawn first, followed by amounts attributed to Purchase Payments with the “oldest” Purchases Payment withdrawn first. The withdrawal charge will be deducted proportionally among all investment Options from which the withdrawal occurs. If you do not specify Investment Options, your withdrawal will be made from all your Investment Options proportionately. We calculate withdrawal charges before any deductions for other charges due or taxes are made.

The withdrawal charge is designed to reimburse us for sales commissions and other expenses associated with the promotion and solicitation of offers for the Contracts, although we expect that our actual expenses will be greater than the amount of the withdrawal charge.

FEDERAL TAX STATUS – Loans is amended as follows:

The third paragraph in the Loan Terms subsection is replaced with the following:

If you purchase the GPA, GPA 5, GIA II, GIA 5, GIA Plus, Income Access, or the Income Access Plus Riders, there may be adverse consequences to taking a loan while these Riders are in effect. If you have an existing loan on your Contract, you should carefully consider whether these Riders are appropriate for you.

APPENDIX B: GUARANTEED INCOME ADVANTAGE PLUS RIDER SAMPLE CALCULATIONS is added:

GUARANTEED INCOME ADVANTAGE PLUS RIDER

SAMPLE CALCULATIONS

The numeric examples shown in this section are based on certain assumptions. They have been provided to assist in understanding the benefits provided by the Guaranteed Income Advantage Plus (“GIA Plus”) Rider, and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. These examples are not intended to serve as projections of future investment returns.

Example #1 – The initial values on the Rider Effective Date based on an Initial Purchase Payment of $100,000. The Initial Purchase Payment is assumed to be the Contract Value if the Rider Effective Date is on a Contract Anniversary.

Remaining
			Contract				GIA Plus	Dollar
	Purchase		Value	Guaranteed	GIA plus	GIA Plus	Withdrawal	Amount of
Contract	Payments	Withdrawal	after	Income Base	Step-Up	Withdrawal	Amt. (GWA)	Prior Year’s
Years	Received	Amount	Activity	(GIB)	Value	Base (GWB)	(5% of GWB)	GWA

Beginning of Year 1	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	N/A

Example #2 – Subsequent Purchase Payment received during the first Contract Year and its effect on the values and balances under this Rider. This example assumes that no withdrawals have been made.

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during a Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

The Guaranteed Income Base prior to receipt of the Purchase Payment is assumed to have accumulated to $101,227. This amount is derived by multiplying each day’s Guaranteed Income Base by the daily factor of 1.000133680. As a result of the subsequent Purchase Payment, the Guaranteed Income Base is increased to $201,227 ($101,227 + $100,000). The Guaranteed Income Base will assume to accumulate to $208,727 at the next Contract Anniversary, by multiplying each day’s Guaranteed Income Base immediately after receipt of the subsequent Purchase Payment by the daily factor of 1.000133680.

The GIA Plus Step-Up Value prior to receipt of the Purchase Payment is $100,000. As a result of the subsequent Purchase Payment, the GIA Plus Step-Up Value is increased to $200,000 ($100,000 + $100,000). On the Contract Anniversary at the beginning of Contract Year 2, the Contract Value ($205,242) is greater than the GIA Plus Step-Up Value immediately prior to that Contract Anniversary ($200,000). As a result, the GIA Plus Step-Up Value as of that Contract Anniversary is equal to the Contract Value on that Contract Anniversary ($205,242).

The GIA Plus Withdrawal Base on the Contract Anniversary at the beginning of Contract Year 2 is equal to the GIA Plus Withdrawal Base on the Rider Effective Date ($100,000) plus cumulative Purchase Payments received after the Rider Effective Date ($100,000). As a result of the subsequent Purchase Payment, the GIA Plus Withdrawal Base on the Contract Anniversary at the beginning of Contract Year 2 is equal to $200,000 ($100,000 + $100,000).

The GIA Plus Withdrawal Amount for Contract Year 2 is determined on the Contract Anniversary at the beginning of Contract Year 2, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result of the subsequent Purchase Payment, the GIA Plus Withdrawal Amount for Contract Year 2 is equal to $10,000.

Since no withdrawals were made during Contract Year 1, the GIA Plus Withdrawal Amount for Contract Year 1 ($5,000) becomes the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 2.

Example #3 – Cumulative withdrawals during Contract Year 2 exceeding the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 2; and (b) the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 2. The withdrawal is assumed to result in a 10% reduction in the Contract Value.

Since the $20,830 withdrawal exceeded the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 2; and (b) the remaining dollar amount of the prior Contract’s Year’s GIA Plus Withdrawal Amount for Contract Year 2, the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3 is zero. Withdrawals are first applied to the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount, if any, until exhausted, then to the GIA Plus Withdrawal Amount for the current Contract Year, until exhausted.

The GIA Plus Withdrawal Amount for Contract Year 3 is determined on the Contract Anniversary at the beginning of Contract Year 3, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result, the GIA Plus Withdrawal Amount for Contract Year 3 is equal to $10,000. The GIA Plus Withdrawal Amount for any Contract Year will not be less than zero.

Immediately after the withdrawal, the Guaranteed Income Base and the GIA Plus Step-Up Value are reduced by the percentage decrease (10%) in Contract Value as a result of the withdrawal.

Since no subsequent Purchase Payments were received during Contract Year 2, the GIA Plus Withdrawal Base at the beginning of Contract Year 3 remains unchanged.

Example #4 – Cumulative withdrawals during Contract Year 3 not exceeding the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar value of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3.

Because cumulative withdrawals for Contract Year 3 did not exceed the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3, the Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 4 is calculated as follows:

Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 3:	$197,247
Increased at an annual rate of 5% to the Contract Anniversary at the beginning of Contract Year 4:	+ $9,862
Reduced by the amount equal to the amount withdrawn in Contract Year 3:	– $8,000

Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 4:	$199,109

Since no subsequent Purchase Payments were received during Contract Year 3, the GIA Plus Withdrawal Base at the beginning of Contract Year 4 remains unchanged.

The GIA Plus Withdrawal Amount for Contract Year 4 is determined on the Contract Anniversary at the beginning of Contract Year 4, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result, the GIA Plus Withdrawal Amount for Contract Year 4 is equal to $10,000.

Because cumulative withdrawals for Contract Year 3 did not exceed the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar value of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3; the dollar amount of the GIA Plus Withdrawal Amount for Contact Year 3 remaining ($2,000) becomes the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 4.

Example #5 – Rider values on each Contract Anniversary based on an Initial Purchase Payment of $100,000 paid on the Contract Date. The values further assume that no subsequent Purchase Payments are received and no withdrawals are taken during the first ten (10) Contract Years after the Rider Effective Date. The Initial Purchase Payment is assumed to be the Contract Value if the Rider is effective on a Contract Anniversary.

					GIA Plus
Beginning			GIA Plus	GIA Plus	Withdrawal	Remaining Dollar
of Contract	Contract Value	Guaranteed	Step-Up	Withdrawal	Amt. (GWA)	Amount of
Year	after Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)	Prior Year’s GWA

1	$100,000	$100,000	$100,000	$100,000	$5,000	N/A
2	$103,000	$105,000	$103,000	$100,000	$5,000	$5,000
3	$106,090	$110,250	$106,090	$100,000	$5,000	$5,000
4	$109,273	$115,763	$109,273	$100,000	$5,000	$5,000
5	$112,551	$121,551	$112,551	$100,000	$5,000	$5,000
6	$115,927	$127,628	$115,927	$100,000	$5,000	$5,000
7	$112,450	$134,010	$115,927	$100,000	$5,000	$5,000
8	$109,076	$140,710	$115,927	$100,000	$5,000	$5,000
9	$105,804	$147,746	$115,927	$100,000	$5,000	$5,000
10	$102,630	$155,133	$115,927	$100,000	$5,000	$5,000
11	$99,551	$162,889	$115,927	$100,000	$5,000	$5,000

Example #6 – Rider values on each Contract Anniversary based on an Initial Purchase Payment of $100,000 paid on the Contract Date. The values further assume that no subsequent Purchase Payments are received and withdrawals of $5,000 are taken each Contract Year for the first ten (10) Contract Years after the Rider Effective Date. The Initial Purchase Payment is assumed to be the Contract Value if the Rider is effective on a Contract Anniversary.

					GIA Plus
Beginning			GIA Plus	GIA Plus	Withdrawal	Remaining Dollar
of Contract	Contract Value	Guaranteed	Step-Up	Withdrawal	Amt. (GWA)	Amount of
Year	after Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)	Prior Year’s GWA

1	$100,000	$100,000	$100,000	$100,000	$5,000	N/A
2	$97,926	$100,000	$97,926	$100,000	$5,000	$0
3	$95,789	$100,000	$95,789	$100,000	$5,000	$0
4	$93,588	$100,000	$93,588	$100,000	$5,000	$0
5	$91,321	$100,000	$91,321	$100,000	$5,000	$0
6	$88,986	$100,000	$88,986	$100,000	$5,000	$0
7	$81,392	$100,000	$83,910	$100,000	$5,000	$0
8	$74,026	$100,000	$78,676	$100,000	$5,000	$0
9	$66,881	$100,000	$73,280	$100,000	$5,000	$0
10	$59,950	$100,000	$67,718	$100,000	$5,000	$0
11	$53,227	$100,000	$61,983	$100,000	$5,000	$0

Should the Contract annuitize immediately after the Rider has been in effect for at least ten (10) years and the GIA Plus Annuity Option has been elected to provide such payments, the net amount applied on the Annuity Date as a single premium to provide the payments is equal to the greater of:

(a)	the Guaranteed Income Base; or
(b)	the GIA Plus Step-Up Value; less any:
(c)	applicable withdrawal charges resulting from the conversion to the GIA Plus Annuity Option;
(d)	applicable annual charges for expenses related to other optional benefit riders attached to the Contract that are in effect as of the Annuity Date; and
(e)	charges for premium taxes and/or other taxes.

Under Example #5, the net amount applied on the Annuity Date (the Contract Anniversary at the beginning of Contract Year 11) is equal to the Guaranteed Income Base ($162,889), as it is greater than the GIA Plus Step-Up Value ($115,927) as of the Annuity Date, less the amounts in (c), (d) and (e) above, if any.

Under Example #6, the net amount applied on the Annuity Date (the Contract Anniversary at the beginning of Contract Year 11) is equal to the Guaranteed Income Base ($100,000), as it is greater than the GIA Plus Step-Up Value ($61,983) as of the Annuity Date, less the amounts in (c), (d) and (e) above, if any.

APPENDIX C: INCOME ACCESS PLUS RIDER SAMPLE CALCULATIONS is added:

INCOME ACCESS PLUS RIDER

SAMPLE CALCULATIONS

The numeric examples shown in this section are based on certain assumptions. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. These examples are not intended to serve as projections of future investment returns.

Example #1 – Income Access Credit; No Subsequent Purchase Payments; No Withdrawals; No Reset in Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	No withdrawals taken.
•	No reset of the Remaining Protected Balance

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
3			$106,090	$6,000	$112,000	$5,600	$112,000
4			$109,273	$6,000	$118,000	$5,900	$118,000
5			$112,551	$6,000	$124,000	$6,200	$124,000
6			$115,927	$6,000	$130,000	$6,500	$130,000
7			$119,405	$0	$130,000	$6,500	$130,000
8			$122,987	$0	$130,000	$6,500	$130,000
9			$126,677	$0	$130,000	$6,500	$130,000
10			$130,477	$0	$130,000	$6,500	$130,000
11			$134,392	$0	$130,000	$6,500	$130,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 6, an Income Access Credit of $6,000 (6% of initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on each Contract Anniversary up to the Contract Anniversary at the beginning of Contract Year 6. As a result, on the Contract Anniversary at the beginning of Contract Year 6, the Protected Payment Base and Remaining Protected Balance are equal to $130,000 and the Protected Payment Amount is equal to $6,500 (5% of $130,000).

No Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary after the Contract Anniversary at the beginning of Contract Year 6, as no reset in the Remaining Protected Balance was assumed.

In addition to the Initial Purchase Payment, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $50,000 is received during Contract Year 2.
•	No withdrawals taken.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity	$50,000		$154,534		$156,000	$7,800	$156,000
3			$156,834	$9,000	$165,000	$8,250	$165,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Immediately after the $50,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $156,000 ($106,000 + $50,000). The Protected Payment Amount after the Purchase Payment is equal to $7,800 (5% of the Protected Payment Base after the Purchase Payment since there are no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 3, an Income Access Credit of $9,000 (6% of Initial Remaining Protected Balance plus 6% of the $50,000 subsequent Purchase Payment) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $165,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $8,250 (5% of the Protected Payment Base on that Contract Anniversary).

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	A withdrawal of $5,000 is taken during Contract Year 2.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity		$5,000	$99,534		$106,000	$300	$101,000
3			$101,016	$0	$106,000	$5,300	$101,000
4			$104,046	$0	$106,000	$5,300	$101,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Because the $5,000 withdrawal during Contract Year 2 does not exceed the Protected Payment Amount ($5,300):

(a)	the Protected Payment Base remains unchanged;
(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $101,000 ($106,000 - $5,000); and
(c)	the Protected Payment Amount is equal to $300 (5% of the Protected Payment Base after the withdrawal (5% of $106,000 = $5,300), less cumulative withdrawals during that Contract Year ($5,000)).

Since a withdrawal occurred during Contract Year 2, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Two separate withdrawals of $5,000 and $3,000 are taken during Contract Year 2.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity		$5,000	$99,534		$106,000	$300	$101,000
Activity		$3,000	$97,272		$97,272	$0	$97,272
3			$97,993	$0	$97,272	$4,864	$97,272
4			$100,933	$0	$97,272	$4,864	$97,272

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Because the $5,000 withdrawal during Contract Year 2 does not exceed the Protected Payment Amount ($5,300):

(a)	the Protected Payment Base remains unchanged;
(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $101,000 ($106,000 - $5,000); and
(c)	the Protected Payment Amount is equal to $300 (5% of the Protected Payment Base after the withdrawal (5% of $106,000 = $5,300), less cumulative withdrawals during that Contract Year ($5,000)).

Because the $3,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($3,000 > $300), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are adjusted to the lesser of:

(a)	the Contract Value immediately after the withdrawal ($97,272); or
(b)	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount ($101,000 - $3,000 = $98,000).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $97,272 = $4,864), less cumulative withdrawals during that Contract Year ($8,000), but not less than zero).

Since a withdrawal occurred during Contract Year 2, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #5 – Reset in Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	No withdrawals taken.
•	Reset in the Remaining Protected Balance at the Beginning of Contract Year 4.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance

1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$110,000	$6,000	$106,000	$5,300	$106,000
3			$121,000	$6,000	$112,000	$5,600	$112,000
4			$133,100	$6,000	$118,000	$5,900	$118,000
(Prior to Reset)
4			$133,100		$133,100	$6,655	$133,100
(After Reset)
5			$146,410	$7,986	$141,086	$7,054	$141,086

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

On the Contract Anniversary at the beginning of Contract Year 4, the Contract Value ($133,100) is greater than the Remaining Protected Balance ($118,000). With the reset in Remaining Protected Balance, the Protected Payment Base and Remaining Protected Balance are set equal to the Contract Value on that Contract Anniversary. As a result, the Protected Payment Amount is equal to $6,655 after the reset.

After the reset in Remaining Protected Balance, eligibility for any Income Access Credit will be based on the most recent Reset Date. That is, an Income Access Credit may be added to the Protected Payment Base and Remaining Protected Balance on up to five additional Contract Anniversaries if certain conditions are met.

The reset in Remaining Protected Balance may result in an increase in the annual Income Access Charge percentage.

The reset in Remaining Protected Balance may also result in a lower Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and Income Access Credit.

PART II

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2003 which are incorporated by reference from the 2003 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2003 and 2002, and for the three year period ended December 31, 2003, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1]

	(b)	Memorandum Establishing Two New Variable Accounts—Aggressive Equity and Emerging Markets Portfolios.[1]

	(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc (PSD)[1]

	(b)	Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers[1]

4.	(a)	(1)	Pacific Innovations—Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-12600)[1]

		(2)	Pacific Innovations Select—Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-10300)[11]

(b)	Qualified Pension Plan Rider (Form No. R90-PEN-V)[1]

(c)	403(b) Tax-Sheltered Annuity Rider[10]

(d)	Section 457 Plan Rider (Form No. 24-123799)[1]

(e)	Individual Retirement Annuity Rider (Form No. 20-18900)[11]

(f)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[11]

(g)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[11]

(h)	Qualified Retirement Plan Rider[10]

(i)	(1)	Pacific Innovations—Stepped-Up Death Benefit Rider (Form No. 20-12601)[1]

	(2)	Pacific Innovations Select—Stepped-Up Death Benefit Rider (Form No. 20-13500)[5]

(j)	(1)	Premier Death Benefit Rider (Form No. 20-12602)[1]

	(2)	Premier Death Benefit Rider (Form No. 20-18000)[11]

(k)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[6]

(l)	Guaranteed Income Advantage (GIA) Rider (Form No. 20-15100)[8]

(m)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[9]

(n)	Form of Guaranteed Protection Advantage 5 Rider (Form No. 20-19500)[14]

(o)	(1)	Income Access Rider (Form No. 20-19800)[12]

	(2)	Form of Income Access Rider (Form No. 20-1104)[15]

(p)	Pacific Innovations Select—DCA Plus Fixed Option Rider (Form No. 20-1103)[14]

(q)	Form of Guaranteed Income Advantage II Rider (Form No. 20-1109)[15]

(r)	Form of Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[15]

(s)	Guaranteed Income Annuity Rider (Form No. 20-1118)[17]

(t)	Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also Known as Income Access Plus Rider[17]

5.	(a)	(1)	Pacific Innovations—Variable Annuity Application (Form No. 25-12610)[4]

		(2)	Pacific Innovations Select—Variable Annuity Application (Form No. 25-10300)[11]

(b)	Variable Annuity PAC APP[1]

(c)	Application/Confirmation Form[2]

(d)	Guaranteed Income Advantage (GIA) Rider Request (Form No. 1209-1A)[9]

(e)	Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application[6]

(f)	Form of Guaranteed Protection Advantage (GPA) Rider Request (Form No. 55-16600)[9]

(g)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-BA)[12]

(h)	Form of Income Access Rider Request Form (Form No. 2315-3A)[12]

(i)	Form of Portfolio Optimization Rider Request Form (Form No. 2311-5A)[17]

6.	(a)	Pacific Life’s Articles of Incorporation[1]

	(b)	By-laws of Pacific Life[1]

7	Not applicable

8.	(a)	Fund Participation Agreement[7]

	(b)	Addendum to the Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios)[7]

	(c)	Addendum to the Fund Participation Agreement (to add nine new Portfolios)[7]

	(d)	Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios)[10]

9	Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered.[1]

10.	Independent Auditors’ Consent [16]

11.	Not applicable

12.	Not applicable

13.	Not applicable

14.	Not applicable

15.	Powers of Attorney[10]

16.	Not applicable

[1]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000912057-99-009849 filed on December 17, 1999 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000912057-00-015739 filed on March 31, 2000 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/A, File No. 333-93059, Accession No. 0000912057-00-018010 filed on April 14, 2000 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 333-93059, Accession No. 0000912057-00-052614 filed on December 7, 2000 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/A, File No. 333-93059, Accession No. 0000912057-00-055027 filed on December 28, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/A, File No. 333-93059 Accession No. 0000912057-01-007165 filed on March 2, 2001 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/A, File No. 333-93059, Accession No. 0000912057-01-510459 filed on April 25, 2001 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/A, File No. 333-93059, Accession No. 0001017062-01-500247 filed on May 10, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 333-93059, Accession No. 0000898430-01-503115 filed on October 25, 2001 and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/B, File No. 333-93059, Accession No. 0001017062-02-000788 filed on April 30, 2002 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/B, File No. 333-93059, Accession No. 0001017062-02-002149 filed on December 19, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 333-93059, Accession No. 0001017062-03-000460 filed on March 18, 2003 and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 333-93059, Accession No. 0001017062-03-000934 filed on April 25, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/A, File No. 333-93059, Accession No. 0001193125-03-099264 filed on December 24, 2003 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 333-93059, Accession No. 0001193125-04-031276 filed on February 27, 2004.

[16]	Included in Registrant’s Form N-4/B, File No. 333-93059, Accession No. 0001193125-04-031276 filed on February 27, 2004.

[17]	Included in Registrant’s Form N4/A, File No. 333-93059, Accession No. 0000892569-04-000882 filed on October 15, 2004 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Positions and Offices
Name and Address	with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer

Glenn S. Schafer	Director and President

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

David R. Carmichael	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Corporate Secretary

Edward R. Byrd	Vice President, Controller, and Chief Accounting Officer

Brian D. Klemens	Vice President and Treasurer

Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: a 91% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation), and ACG Trust II Holding LLC, and has a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); and a 33% ownership of ACG Acquisition IX LLC. ACG Trust II Holding LLC owns Aviation Capital Group Trust II (a Delaware statutory trust), which in turn owns ACG Acquisition XXV LLC, ACG Acquisition XXVI LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI LLC; and ACG Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust (a Delaware statutory trust). Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLCs; ACG Acquisition 35 LLC; ACG Acquisition 32-34, 36 and 39 LLCs; and ACGFS LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 9% ownership of Scottish Re Group Limited [(a Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership); Las Vegas Golf I, LLC (a Delaware Limited Liability Company); Las Vegas Golf II, LLC (a Delaware Limited Liability Company); and North Carolina Property, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a Delaware Limited Liability Company); and Pacific Financial Products Inc. (a Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation), United Planners’ Group, Inc. (an Arizona Corporation), and a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., West Coast Realty Management, Inc., Associated Planners Securities Corporation of Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc. Subsidiaries of Mutual Service Corporation are Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a Delaware Corporation). United Planners’ Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27. Number of Contractholders

(1) Pacific Innovations – Approximately	Qualified
Non Qualified

(2) Pacific Innovations Select – Approximately	Qualified
Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 14th day of December, 2004.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE
COMPANY
(Depositor)

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	December 14, 2004
Glenn S. Schafer*	Director and President	December 14, 2004
Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	December 14, 2004
David R. Carmichael*	Director, Senior Vice President and General Counsel	December 14, 2004
Audrey L. Milfs*	Director, Vice President and Corporate Secretary	December 14, 2004
Edward R. Byrd*	Vice President, Controller, and Chief Accounting Officer	December 14, 2004
Brian D. Klemens*	Vice President and Treasurer	December 14, 2004
Gerald W. Robinson*	Executive Vice President	December 14, 2004
*By: /s/ DAVID R. CARMICHAEL David R. Carmichael as attorney-in-fact		December 14, 2004

(Powers of Attorney are contained in Post-Effective Amendment No. 9 of the Registration Statement filed on Form N-4/B for Separate Account A, File No. 333-93059, Accession No. 0001017062-02-000788 filed on April 30, 2002, as Exhibit 15.)